NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
130,224 shares (cost $2,889,073)	$4,040,846
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
13,867 shares (cost $220,372)	205,924
Stock Index Fund, Inc. - Initial Shares (DSIF)
47,043 shares (cost $1,217,510)	1,386,819
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
24,764 shares (cost $725,334)	686,964
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
14,289 shares (cost $481,908)	467,379
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
9,653 shares (cost $58,633)	50,967
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
18,185 shares (cost $93,552)	94,018
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
141,035 shares (cost $6,780,017)	5,308,548
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
12,863 shares (cost $625,165)	481,331
Investors Growth Stock Series - Initial Class (MIGIC)
11,793 shares (cost $112,984)	129,842
Value Series - Initial Class (MVFIC)
509,238 shares (cost $6,259,207)	6,457,143
Core Plus Fixed Income Portfolio - Class I (MSVFI)
8,633 shares (cost $87,203)	87,975
Emerging Markets Debt Portfolio - Class I (MSEM)
24,498 shares (cost $196,410)	203,579
U.S. Real Estate Portfolio - Class I (MSVRE)
100,448 shares (cost $1,374,240)	1,363,082
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
52,922 shares (cost $739,471)	740,907
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
5,238 shares (cost $82,368)	90,303
American Funds NVIT Bond Fund - Class II (GVABD2)
8,691 shares (cost $96,428)	99,341
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,188 shares (cost $97,970)	101,791
American Funds NVIT Growth Fund - Class II (GVAGR2)
8,355 shares (cost $402,208)	431,226
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
517 shares (cost $18,153)	18,471
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,201 shares (cost $61,199)	60,173
Federated NVIT High Income Bond Fund - Class III (HIBF3)
8,170 shares (cost $54,474)	53,349
NVIT Emerging Markets Fund - Class I (GEM)
14,990 shares (cost $170,634)	152,295
NVIT Emerging Markets Fund - Class III (GEM3)
44,047 shares (cost $443,944)	446,637
NVIT International Equity Fund - Class III (GIG3)
3,796 shares (cost $30,572)	30,405
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,441 shares (cost $67,233)	59,381

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
23,716 shares (cost $217,546)	184,744
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
89,494 shares (cost $1,000,903)	889,569
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
656 shares (cost $5,643)	5,310
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
8,146 shares (cost $86,540)	81,301
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
235,937 shares (cost $2,473,952)	2,243,766
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
6,720 shares (cost $70,849)	69,012
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
5,708 shares (cost $54,569)	55,708
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
711 shares (cost $6,883)	6,528
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
8,051 shares (cost $79,847)	81,715
NVIT Core Bond Fund - Class I (NVCBD1)
6,180 shares (cost $66,126)	67,302
NVIT Core Plus Bond Fund - Class I (NVLCP1)
493 shares (cost $5,446)	5,662
NVIT Fund - Class IV (TRF4)
149,551 shares (cost $1,474,491)	1,353,436
NVIT Government Bond Fund - Class I (GBF)
7,956 shares (cost $94,780)	94,913
NVIT Government Bond Fund - Class IV (GBF4)
108,940 shares (cost $1,290,160)	1,299,660
American Century NVIT Growth Fund - Class IV (CAF4)
129,802 shares (cost $1,486,473)	1,786,078
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
68,579 shares (cost $685,649)	600,066
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
8,217 shares (cost $82,715)	83,810
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
322,941 shares (cost $3,176,627)	3,335,985
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
189,935 shares (cost $1,813,493)	1,893,653
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
22,501 shares (cost $229,298)	233,783
NVIT Mid Cap Index Fund - Class I (MCIF)
17,651 shares (cost $269,098)	309,777
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
28,457 shares (cost $223,696)	248,715
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
53,826 shares (cost $496,372)	448,910
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
126,233 shares (cost $1,209,048)	1,056,573
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
86,413 shares (cost $788,227)	806,232
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
26,541 shares (cost $236,809)	213,917
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
330,158 shares (cost $2,484,917)	3,364,313
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
55,824 shares (cost $490,591)	554,335
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
16,350 shares (cost $239,216)	250,644

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
175,088 shares (cost $1,741,566)	1,728,118
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
93,964 shares (cost $1,610,828)	1,593,627
NVIT Multi-Sector Bond Fund - Class I (MSBF)
114,438 shares (cost $982,582)	992,175
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,763,144 shares (cost $14,311,232)	15,409,875
NVIT Short Term Bond Fund - Class II (NVSTB2)
8,295 shares (cost $85,894)	85,521
NVIT Large Cap Growth Fund - Class I (NVOLG1)
754,429 shares (cost $11,424,068)	11,082,569
Templeton NVIT International Value Fund - Class III (NVTIV3)
190 shares (cost $2,581)	2,024
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
156,592 shares (cost $1,622,173)	1,528,334
NVIT Real Estate Fund - Class I (NVRE1)
355,774 shares (cost $2,557,164)	3,223,316
NVIT Money Market Fund - Class IV (SAM4)
4,969,919 shares (cost $4,969,919)	4,969,919
VPS Growth and Income Portfolio - Class A (ALVGIA)
7,548 shares (cost $108,560)	136,242
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
52,754 shares (cost $776,750)	815,573
VP Income & Growth Fund - Class I (ACVIG)
24,765 shares (cost $135,327)	152,055
VP Inflation Protection Fund - Class II (ACVIP2)
27,522 shares (cost $315,467)	323,380
VP International Fund - Class I (ACVI)
27,407 shares (cost $235,380)	203,635
VP Mid Cap Value Fund - Class I (ACVMV1)
124,615 shares (cost $1,544,857)	1,682,304
VP Ultra(R) Fund - Class I (ACVU1)
18,423 shares (cost $179,061)	174,648
VP Value Fund - Class I (ACVV)
576 shares (cost $3,503)	3,339
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
127,956 shares (cost $1,261,264)	1,557,229
Appreciation Portfolio - Initial Shares (DCAP)
16,486 shares (cost $582,903)	626,454
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2,043 shares (cost $58,233)	53,659
Capital Appreciation Fund II - Primary Shares (FVCA2P)
9,587 shares (cost $55,950)	57,713
Quality Bond Fund II - Primary Shares (FQB)
27,468 shares (cost $311,713)	307,913
Equity-Income Portfolio - Initial Class (FEIP)
368,842 shares (cost $7,977,168)	6,893,665
High Income Portfolio - Initial Class (FHIP)
291,348 shares (cost $1,550,497)	1,570,364
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
157,944 shares (cost $2,200,975)	2,179,621
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
1 shares (cost $16)	16
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
13,080 shares (cost $237,834)	244,858
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
25,374 shares (cost $428,114)	472,709
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
566 shares (cost $5,800)	5,830

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,715 shares (cost $16,662)	16,621
VIP Fund - Growth Portfolio - Initial Class (FGP)
270,622 shares (cost $8,683,248)	9,983,241
VIP Fund - Growth Portfolio - Service Class (FGS)
11,138 shares (cost $361,934)	409,983
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
88,013 shares (cost $485,050)	472,629
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
439,084 shares (cost $5,539,014)	5,694,915
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,073 shares (cost $50,473)	52,373
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
124,292 shares (cost $3,443,481)	3,595,782
VIP Fund - Overseas Portfolio - Initial Class (FOP)
136,322 shares (cost $2,469,367)	1,858,063
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
147,942 shares (cost $2,176,743)	2,012,012
VIP Fund - Overseas Portfolio - Service Class (FOS)
214 shares (cost $3,848)	2,902
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
15,462 shares (cost $235,907)	209,504
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
39,946 shares (cost $336,483)	349,924
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
48,863 shares (cost $879,065)	977,744
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
160,873 shares (cost $2,619,474)	2,545,013
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
21,739 shares (cost $211,927)	203,477
Templeton Foreign Securities Fund - Class 1 (TIF)
37,502 shares (cost $508,223)	479,271
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
83,957 shares (cost $1,598,882)	1,523,825
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,431 shares (cost $9,811)	10,861
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
99,432 shares (cost $1,101,048)	1,072,870
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
5,636 shares (cost $142,643)	155,268
Partners Portfolio - I Class Shares (AMTP)
90,643 shares (cost $753,713)	905,524
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,319 shares (cost $12,282)	16,000
Socially Responsive Portfolio - I Class Shares (AMSRS)
141,134 shares (cost $2,254,968)	2,025,271
Global Securities Fund/VA - Class 3 (OVGS3)
43,688 shares (cost $1,209,807)	1,207,963
Global Securities Fund/VA - Non-Service Shares (OVGS)
96,502 shares (cost $3,025,459)	2,649,951
High Income Fund/VA - Class 3 (OVHI3)
50,108 shares (cost $136,925)	96,207
High Income Fund/VA - Non-Service Shares (OVHI)
5,241 shares (cost $24,158)	9,958
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
19,252 shares (cost $403,237)	398,712
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
23,900 shares (cost $356,629)	410,357
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
25,865 shares (cost $278,357)	312,708

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Low Duration Portfolio - Administrative Class (PMVLDA)
214,166 shares (cost $2,249,289)	2,223,042
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
8,194 shares (cost $118,806)	125,375
Putnam VT International Equity Fund - IB Shares (PVTIGB)
5,193 shares (cost $78,084)	49,279
Putnam VT Voyager Fund - IB Shares (PVTVB)
6,917 shares (cost $260,042)	219,674
V.I. Basic Value Fund - Series I (AVBVI)
1,808 shares (cost $9,273)	11,066
V.I. Capital Appreciation Fund - Series I (AVCA)
3,109 shares (cost $65,304)	66,600
V.I. Capital Development Fund - Series I (AVCDI)
13,434 shares (cost $172,873)	167,248
Health Sciences Portfolio - II (TRHS2)
2,546 shares (cost $41,210)	40,864
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
22,736 shares (cost $259,908)	266,239
VIP Trust - Global Bond Fund: Initial Class (VWBF)
43,902 shares (cost $505,045)	514,098
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
65,876 shares (cost $652,867)	684,455
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
137,436 shares (cost $1,310,806)	1,429,338
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
51,369 shares (cost $1,615,807)	1,581,135
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
61,365 shares (cost $2,086,101)	1,886,989
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
21,192 shares (cost $323,885)	337,588
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
33,646 shares (cost $225,776)	259,744
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
44,877 shares (cost $587,362)	650,274
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
16,051 shares (cost $185,564)	199,516
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
42,923 shares (cost $419,535)	390,927
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
13,948 shares (cost $230,509)	298,060
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,846 shares (cost $102,907)	101,610
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
33,019 shares (cost $277,314)	253,584

Total Investments	$154,366,432

Accounts Receivable-VIP Fund - Contrafund Portfolio - Initial Class (FCP)	16
Accounts Receivable-VP Value Fund - Class I (ACVV)	3,339
Other Accounts Payable	(101)

$154,369,686

Contract Owners’ Equity:
Accumulation units	154,369,686

Total Contract Owners’ Equity (note 7)	$154,369,686

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AASCO	MLVGA2	DSIF	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$2,270,342	-	4,545	25,158	16,794	1,326	-	-
Mortality and expense risk charges (note 5b)	(1,180,725)	(30,408)	(1,606)	(9,548)	(14,366)	(9,461)	(892)	(509)

Net investment income (loss)	1,089,617	(30,408)	2,939	15,610	2,428	(8,135)	(892)	(509)

Realized gain (loss) on investments	4,888,863	376,368	26,501	(67,826)	511,475	347,513	(2,241)	2,412
Change in unrealized gain (loss) on investments	(13,666,995)	(498,464)	(40,548)	54,916	(329,050)	(312,831)	(13,901)	(11,738)

Net gain (loss) on investments	(8,778,132)	(122,096)	(14,047)	(12,910)	182,425	34,682	(16,142)	(9,326)

Reinvested capital gains	575,982	-	4,650	9,122	33,651	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,112,533)	(152,504)	(6,458)	11,822	218,504	26,547	(17,034)	(9,835)

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$21,774	2,888	545	105,965	3,534	10,181	12,526	13,060
Mortality and expense risk charges (note 5b)	(34,333)	(7,114)	(779)	(48,085)	(820)	(1,515)	(6,891)	(5,822)

Net investment income (loss)	(12,559)	(4,226)	(234)	57,880	2,714	8,666	5,635	7,238

Realized gain (loss) on investments	(218,884)	355,544	(258)	163,696	2,902	10,478	28,086	6,640
Change in unrealized gain (loss) on investments	(1,986,808)	(642,539)	1,670	(417,090)	(1,538)	(7,395)	(37,138)	(12,786)

Net gain (loss) on investments	(2,205,692)	(286,995)	1,412	(253,394)	1,364	3,083	(9,052)	(6,146)

Reinvested capital gains	58,018	7,596	-	28,661	-	3,172	-	1,949

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,160,233)	(283,625)	1,178	(166,853)	4,078	14,921	(3,417)	3,041

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
Investment Activity:		GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends		$2,038	1,659	979	1,247	185	5,034	4,730	1,407
Mortality and expense risk charges (note 5b)		(824)	(635)	(781)	(3,486)	(129)	(374)	(430)	(1,418)

Net investment income (loss)		1,214	1,024	198	(2,239)	56	4,660	4,300	(11)

Realized gain (loss) on investments		13,122	2,389	267	(13,658)	165	(918)	(1,039)	54,135
Change in unrealized gain (loss) on investments		(9,880)	591	(11,227)	(9,039)	(1,152)	(2,339)	(1,497)	(109,620)

Net gain (loss) on investments		3,242	2,980	(10,960)	(22,697)	(987)	(3,257)	(2,536)	(55,485)

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		$4,456	4,004	(10,762)	(24,936)	(931)	1,403	1,764	(55,496)

Investment Activity:		GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends		$3,875	107	1,215	1,192	4,746	103	6,091	24,719
Mortality and expense risk charges (note 5b)		(4,122)	(13)	(902)	(1,552)	(4,916)	(36)	(1,197)	(13,782)

Net investment income (loss)		(247)	94	313	(360)	(170)	67	4,894	10,937

Realized gain (loss) on investments		(76,814)	(25)	21,320	35,373	(8,630)	15	36,342	(28,632)
Change in unrealized gain (loss) on investments		(60,891)	(167)	(29,473)	(61,700)	(111,334)	(549)	(34,557)	(230,186)

Net gain (loss) on investments		(137,705)	(192)	(8,153)	(26,327)	(119,964)	(534)	1,785	(258,818)

Reinvested capital gains		-	-	-	1,475	-	78	528	14,727

Net increase (decrease) in contract owners’ equity resulting from operations		$(137,952)	(98)	(7,840)	(25,212)	(120,134)	(389)	7,207	(233,154)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF
Reinvested dividends	$1,653	1,330	125	2,003	3,024	193	16,672	2,390
Mortality and expense risk charges (note 5b)	(392)	(494)	(35)	(576)	(931)	(52)	(9,836)	(592)

Net investment income (loss)	1,261	836	90	1,427	2,093	141	6,836	1,798

Realized gain (loss) on investments	(29)	8,889	236	117	5,456	101	(81,859)	122
Change in unrealized gain (loss) on investments	(1,846)	(11,028)	(669)	(3,130)	(2,191)	118	75,700	2,971

Net gain (loss) on investments	(1,875)	(2,139)	(433)	(3,013)	3,265	219	(6,159)	3,093

Reinvested capital gains	359	354	54	489	-	6	-	244

Net increase (decrease) in contract owners’ equity resulting from operations	$(255)	(949)	(289)	(1,097)	5,358	366	677	5,135

Investment Activity:	GBF4	CAF4	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$43,672	11,111	11,742	1,906	62,834	78,735	5,576	2,582
Mortality and expense risk charges (note 5b)	(10,610)	(13,301)	(4,790)	(589)	(21,229)	(24,581)	(1,790)	(2,285)

Net investment income (loss)	33,062	(2,190)	6,952	1,317	41,605	54,154	3,786	297

Realized gain (loss) on investments	4,210	79,612	(24,408)	163	55,540	847,231	(3,033)	28,616
Change in unrealized gain (loss) on investments	58,597	(98,584)	(12,535)	18	(174,617)	(712,567)	2,136	(48,547)

Net gain (loss) on investments	62,807	(18,972)	(36,943)	181	(119,077)	134,664	(897)	(19,931)

Reinvested capital gains	4,611	-	-	270	-	-	-	5,204

Net increase (decrease) in contract owners’ equity resulting from operations	$100,480	(21,162)	(29,991)	1,768	(77,472)	188,818	2,889	(14,430)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$3,743	9,626	23,067	62	2,671	-	5,045	-
Mortality and expense risk charges (note 5b)	(2,200)	(3,800)	(11,016)	(6,840)	(1,758)	(26,623)	(4,773)	(1,996)

Net investment income (loss)	1,543	5,826	12,051	(6,778)	913	(26,623)	272	(1,996)

Realized gain (loss) on investments	11,847	(47,429)	(333,201)	17,150	(676)	220,447	32,527	15,608
Change in unrealized gain (loss) on investments	(41,993)	(44,479)	176,556	(41,181)	(23,010)	(384,760)	(59,813)	(18,127)

Net gain (loss) on investments	(30,146)	(91,908)	(156,645)	(24,031)	(23,686)	(164,313)	(27,286)	(2,519)

Reinvested capital gains	-	-	-	-	7,673	-	2,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,603)	(86,082)	(144,594)	(30,809)	(15,100)	(190,936)	(24,338)	(4,515)

Investment Activity:	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4
Reinvested dividends	$8,255	9,371	36,272	276,655	1,534	82,249	63	21,822
Mortality and expense risk charges (note 5b)	(13,681)	(13,010)	(5,454)	(113,118)	(784)	(84,775)	(14)	(12,101)

Net investment income (loss)	(5,426)	(3,639)	30,818	163,537	750	(2,526)	49	9,721

Realized gain (loss) on investments	(71,627)	(135,088)	6,703	829,284	667	26,683	(17)	(92,783)
Change in unrealized gain (loss) on investments	(50,159)	25,698	(2,702)	(792,183)	(524)	(383,844)	(330)	37,502

Net gain (loss) on investments	(121,786)	(109,390)	4,001	37,101	143	(357,161)	(347)	(55,281)

Reinvested capital gains	-	-	-	-	-	42,821	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(127,212)	(113,029)	34,819	200,638	893	(316,866)	(295)	(45,560)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$32,387	3	2,482	4,449	2,456	17,246	3,058	25,386
Mortality and expense risk charges (note 5b)	(27,464)	(33,730)	(1,220)	(6,143)	(1,124)	(3,108)	(1,430)	(14,264)

Net investment income (loss)	4,923	(33,727)	1,262	(1,694)	1,332	14,138	1,628	11,122

Realized gain (loss) on investments	262,315	-	(8,898)	122,203	10,964	27,841	756	81,040
Change in unrealized gain (loss) on investments	(85,959)	-	15,283	(188,689)	(8,261)	91	(30,802)	(172,452)

Net gain (loss) on investments	176,356	-	6,385	(66,486)	2,703	27,932	(30,046)	(91,412)

Reinvested capital gains	14,903	-	-	-	-	5,100	-	53,761

Net increase (decrease) in contract owners’ equity resulting from operations	$196,182	(33,727)	7,647	(68,180)	4,035	47,170	(28,418)	(26,529)

Investment Activity:	ACVU1	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP
Reinvested dividends	$-	9,905	4,852	214	424	13,229	179,704	109,213
Mortality and expense risk charges (note 5b)	(858)	(11,623)	(3,262)	(309)	(412)	(2,050)	(50,252)	(10,686)

Net investment income (loss)	(858)	(1,718)	1,590	(95)	12	11,179	129,452	98,527

Realized gain (loss) on investments	4,147	(115,029)	8,269	5,232	22	5,199	(273,498)	(24,554)
Change in unrealized gain (loss) on investments	(14,493)	103,159	14,825	(10,105)	(3,733)	(12,221)	174,315	(23,339)

Net gain (loss) on investments	(10,346)	(11,870)	23,094	(4,873)	(3,711)	(7,022)	(99,183)	(47,893)

Reinvested capital gains	-	3,962	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,204)	(9,626)	24,684	(4,968)	(3,699)	4,157	30,269	50,634

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FAMP	FNRS2	FEIS	FF10S	FF30S	FGP	FGS	FHIPR
Reinvested dividends	$45,007	2,397	10,684	119	343	38,944	1,122	32,785
Mortality and expense risk charges (note 5b)	(16,439)	(2,624)	(3,263)	(81)	(108)	(76,419)	(3,091)	(3,475)

Net investment income (loss)	28,568	(227)	7,421	38	235	(37,475)	(1,969)	29,310

Realized gain (loss) on investments	11,621	71,911	(12,129)	747	65	740,554	2,908	42,746
Change in unrealized gain (loss) on investments	(117,201)	(89,931)	6,474	(988)	(1,325)	(756,104)	(5,269)	(58,182)

Net gain (loss) on investments	(105,580)	(18,020)	(5,655)	(241)	(1,260)	(15,550)	(2,361)	(15,436)

Reinvested capital gains	11,023	-	-	33	50	37,764	1,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,989)	(18,247)	1,766	(170)	(975)	(15,261)	(2,915)	13,874

Investment Activity:	FIGBP	FIGBS	FMCS	FOP	FOPR	FOS	FOSR	FVSS
Reinvested dividends	$189,737	1,642	5,759	30,509	32,919	45	3,138	3,500
Mortality and expense risk charges (note 5b)	(37,952)	(384)	(30,000)	(14,719)	(17,009)	(28)	(1,694)	(2,524)

Net investment income (loss)	151,785	1,258	(24,241)	15,790	15,910	17	1,444	976

Realized gain (loss) on investments	81,032	903	7,069	(121,839)	(172,860)	101	(13,799)	(771)
Change in unrealized gain (loss) on investments	11,780	(329)	(431,343)	(299,488)	(263,891)	(736)	(30,689)	(44,465)

Net gain (loss) on investments	92,812	574	(424,274)	(421,327)	(436,751)	(635)	(44,488)	(45,236)

Reinvested capital gains	127,602	1,395	6,599	4,240	4,251	9	412	-

Net increase (decrease) in contract owners’ equity resulting from operations	$372,199	3,227	(441,916)	(401,297)	(416,590)	(609)	(42,632)	(44,260)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FTVRDI	FTVSVI	FTVDM3	TIF	FTVGI3	FTVFA2	AMTB	AMCG
Reinvested dividends	$15,224	24,850	2,644	10,874	86,879	2	26,083	-
Mortality and expense risk charges (note 5b)	(6,379)	(15,706)	(3,263)	(3,399)	(10,607)	(86)	(5,491)	(993)

Net investment income (loss)	8,845	9,144	(619)	7,475	76,272	(84)	20,592	(993)

Realized gain (loss) on investments	(6,473)	90,761	219,265	(25,198)	36,797	264	(25,251)	1,448
Change in unrealized gain (loss) on investments	49,355	(339,060)	(246,295)	(47,321)	(171,109)	(372)	1,951	119

Net gain (loss) on investments	42,882	(248,299)	(27,030)	(72,519)	(134,312)	(108)	(23,300)	1,567

Reinvested capital gains	-	-	-	-	10,123	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,727	(239,155)	(27,649)	(65,044)	(47,917)	(192)	(2,708)	574

Investment Activity:	AMTP	AMFAS	AMSRS	OVGS3	OVGS	OVHI3	OVHI	OVGI
Reinvested dividends	$-	-	7,396	16,570	4,068	8,802	1,005	4,266
Mortality and expense risk charges (note 5b)	(6,925)	(116)	(12,525)	(9,629)	(13,069)	(744)	(79)	(3,120)

Net investment income (loss)	(6,925)	(116)	(5,129)	6,941	(9,001)	8,058	926	1,146

Realized gain (loss) on investments	(106,715)	295	47,525	(44,307)	(28,105)	(68,678)	(3,243)	(19,389)
Change in unrealized gain (loss) on investments	(4,207)	(682)	(282,697)	(74,733)	(390,747)	57,765	2,014	20,333

Net gain (loss) on investments	(110,922)	(387)	(235,172)	(119,040)	(418,852)	(10,913)	(1,229)	944

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,847)	(503)	(240,301)	(112,099)	(427,853)	(2,855)	(303)	2,090

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVSC	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB	AVBVI	AVCA
Reinvested dividends	$20,739	5,849	30,707	1,505	1,908	-	102	107
Mortality and expense risk charges (note 5b)	(9,356)	(2,187)	(14,144)	(953)	(400)	(1,380)	(72)	(718)

Net investment income (loss)	11,383	3,662	16,563	552	1,508	(1,380)	30	(611)

Realized gain (loss) on investments	569,958	1,195	1,473	(6,092)	(1,126)	7,547	726	(1,308)
Change in unrealized gain (loss) on investments	(377,181)	15,065	(29,953)	(1,908)	(10,957)	(66,167)	(1,146)	1,845

Net gain (loss) on investments	192,777	16,260	(28,480)	(8,000)	(12,083)	(58,620)	(420)	537

Reinvested capital gains	-	995	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$204,160	20,917	(11,917)	(7,448)	(10,575)	(60,000)	(390)	(74)

Investment Activity:	AVCDI	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA
Reinvested dividends	$-	-	20,528	54,554	8,870	26,456	19,301	19,379
Mortality and expense risk charges (note 5b)	(1,321)	(159)	(1,989)	(3,873)	(6,406)	(12,906)	(13,303)	(13,311)

Net investment income (loss)	(1,321)	(159)	18,539	50,681	2,464	13,550	5,998	6,068

Realized gain (loss) on investments	(3,639)	(321)	(884)	(645)	51,966	(83,800)	50,327	(12,456)
Change in unrealized gain (loss) on investments	(9,259)	(346)	(4,171)	(17,393)	(295,918)	(445,547)	(422,673)	(395,213)

Net gain (loss) on investments	(12,898)	(667)	(5,055)	(18,038)	(243,952)	(529,347)	(372,346)	(407,669)

Reinvested capital gains	-	-	5,233	13,908	-	-	20,764	20,750

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,219)	(826)	18,717	46,551	(241,488)	(515,797)	(345,584)	(380,851)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG
Reinvested dividends	$7,733	18,432	6,125	6,142	4,714	-	153	-
Mortality and expense risk charges (note 5b)	(3,126)	(2,393)	(5,935)	(1,756)	(9,813)	(2,192)	(829)	(1,486)

Net investment income (loss)	4,607	16,039	190	4,386	(5,099)	(2,192)	(676)	(1,486)

Realized gain (loss) on investments	(9,576)	582	(11,235)	2,859	499,615	18,257	31,853	(1,924)
Change in unrealized gain (loss) on investments	34,216	(2,102)	(7,309)	3,146	(346,216)	(19,018)	(39,215)	(24,585)

Net gain (loss) on investments	24,640	(1,520)	(18,544)	6,005	153,399	(761)	(7,362)	(26,509)

Reinvested capital gains	-	-	-	1,668	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,247	14,519	(18,354)	12,059	148,300	(2,953)	(8,038)	(27,995)

Investment Activity:	NVAGF3	NVAGF6
Reinvested dividends	$77	1,034
Mortality and expense risk charges (note 5b)	(10)	(59)

Net investment income (loss)	67	975

Realized gain (loss) on investments	(1,117)	(3,513)
Change in unrealized gain (loss) on investments	942	1,605

Net gain (loss) on investments	(175)	(1,908)

Reinvested capital gains	105	1,526

Net increase (decrease) in contract owners’ equity resulting from operations	$(3)	593

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		AASCO		MLVGA2		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,089,617	951,005	(30,408)	(30,278)	2,939	2,732	15,610	10,902
Realized gain (loss) on investments	4,888,863	(12,259,805)	376,368	626,953	26,501	4,501	(67,826)	(29,902)
Change in unrealized gain (loss) on investments	(13,666,995)	34,630,070	(498,464)	362,604	(40,548)	22,844	54,916	203,954
Reinvested capital gains	575,982	615,204	-	-	4,650	2,218	9,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,112,533)	23,936,474	(152,504)	959,279	(6,458)	32,295	11,822	184,954

Equity transactions:
Purchase payments received from contract owners	48,414,915	69,690,763	296,126	323,411	54,205	383,097	451,743	527,112
Transfers between funds (note 5a)	1,742	(1,433)	411	5,415	-	-	(1)	-
Surrenders and Death Benefits (notes 3 and 5a)	(47,196,596)	(73,954,755)	(375,744)	(778,715)	(225,580)	(125,439)	(237,015)	(85,713)
Net policy repayments (loans) (note 4)	(1,101,109)	(668,759)	15,722	(82,771)	-	-	(28,779)	2,828
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(12,881,735)	(14,267,923)	(359,687)	(384,916)	(47,530)	(10,819)	(88,601)	(66,546)
Adjustments to maintain reserves	(717)	(167,971)	155	(5,601)	(10)	(20)	(91)	577

Net equity transactions	(12,763,500)	(19,370,078)	(423,017)	(923,177)	(218,915)	246,819	97,256	378,258

Net change in contract owners’ equity	(19,876,033)	4,566,396	(575,521)	36,102	(225,373)	279,114	109,078	563,212
Contract owners’ equity beginning of period	174,245,719	169,679,323	4,616,581	4,580,479	431,242	152,128	1,277,855	714,643

Contract owners’ equity end of period	$154,369,686	174,245,719	4,041,060	4,616,581	205,869	431,242	1,386,933	1,277,855

CHANGES IN UNITS:
Beginning units	782,337	836,162	20,807	25,509	3,262	1,255	6,843	5,351
Units purchased	243,617	421,134	1,842	2,085	419	3,140	2,501	2,593
Units redeemed	(295,655)	(474,959)	(3,646)	(6,787)	(2,053)	(1,133)	(1,954)	(1,101)

Ending units	730,299	782,337	19,003	20,807	1,628	3,262	7,390	6,843

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JABS		JACAS		JAGTS2		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,428	88,174	(8,135)	(14,038)	(892)	(298)	(509)	(456)
Realized gain (loss) on investments	511,475	22,969	347,513	(64,110)	(2,241)	8,218	2,412	7,581
Change in unrealized gain (loss) on investments	(329,050)	286,556	(312,831)	338,072	(13,901)	(6,714)	(11,738)	7,038
Reinvested capital gains	33,651	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	218,504	397,699	26,547	259,924	(17,034)	1,206	(9,835)	14,163

Equity transactions:
Purchase payments received from contract owners	258,351	4,783,975	50,050	2,855,159	84,430	140,328	58,147	28,441
Transfers between funds (note 5a)	(2)	-	(1)	(5)	1	(6)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(4,865,377)	(149,266)	(2,933,751)	(110,068)	(99,606)	(111,495)	(4,846)	(107,872)
Net policy repayments (loans) (note 4)	(37,331)	(47,274)	(2,468)	(28,824)	(15,341)	(5,611)	41	(142)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(78,133)	(144,414)	(65,429)	(110,468)	(13,959)	(5,066)	(5,863)	(4,629)
Adjustments to maintain reserves	(249)	(104,831)	(9)	(60,381)	(92)	(14,494)	261	40,249

Net equity transactions	(4,722,741)	4,338,190	(2,951,608)	2,545,413	(44,567)	3,656	47,740	(43,953)

Net change in contract owners’ equity	(4,504,237)	4,735,889	(2,925,061)	2,805,337	(61,601)	4,862	37,905	(29,790)
Contract owners’ equity beginning of period	5,191,147	455,258	3,392,549	587,212	112,524	107,662	56,213	86,003

Contract owners’ equity end of period	$686,910	5,191,147	467,488	3,392,549	50,923	112,524	94,118	56,213

CHANGES IN UNITS:
Beginning units	24,924	2,360	16,533	3,237	696	823	195	343
Units purchased	969	26,191	321	15,903	523	935	196	110
Units redeemed	(22,716)	(3,627)	(14,067)	(2,607)	(871)	(1,062)	(50)	(258)

Ending units	3,177	24,924	2,787	16,533	348	696	341	195

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS2		JAIGS		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,559)	(4,989)	(4,226)	(2,492)	(234)	(294)	57,880	43,746
Realized gain (loss) on investments	(218,884)	(84,067)	355,544	(204,466)	(258)	1,206	163,696	(126,223)
Change in unrealized gain (loss) on investments	(1,986,808)	594,508	(642,539)	721,413	1,670	11,526	(417,090)	707,518
Reinvested capital gains	58,018	-	7,596	-	-	-	28,661	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,160,233)	505,452	(283,625)	514,455	1,178	12,438	(166,853)	625,041

Equity transactions:
Purchase payments received from contract owners	5,419,027	320,893	123,422	963,494	37,672	5,799	1,964,428	4,699,874
Transfers between funds (note 5a)	-	(7)	(5)	-	-	2	(4)	(1)
Surrenders and Death Benefits (notes 3 and 5a)	(219,168)	(391,546)	(1,443,731)	(868,647)	(1,413)	(37,243)	(947,703)	(96,060)
Net policy repayments (loans) (note 4)	(112,166)	(15,100)	(1,495)	(74,594)	(2,133)	-	(91,173)	(46,169)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(161,421)	(97,882)	(64,823)	(88,868)	(5,891)	(5,487)	(179,634)	(165,114)
Adjustments to maintain reserves	(327)	(10,439)	(251)	953	19	(213)	(373)	(49,382)

Net equity transactions	4,925,945	(194,081)	(1,386,883)	(67,662)	28,254	(37,142)	745,541	4,343,148

Net change in contract owners’ equity	2,765,712	311,371	(1,670,508)	446,793	29,432	(24,704)	578,688	4,968,189
Contract owners’ equity beginning of period	2,543,075	2,231,704	2,152,010	1,705,217	100,333	125,037	5,878,499	910,310

Contract owners’ equity end of period	$5,308,787	2,543,075	481,502	2,152,010	129,765	100,333	6,457,187	5,878,499

CHANGES IN UNITS:
Beginning units	8,762	9,542	3,487	3,404	634	763	28,128	4,964
Units purchased	21,612	1,323	260	1,848	257	38	8,995	25,839
Units redeemed	(3,139)	(2,103)	(2,565)	(1,765)	(52)	(167)	(5,810)	(2,675)

Ending units	27,235	8,762	1,182	3,487	839	634	31,313	28,128

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVFI		MSEM		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,714	4,774	8,666	1,177	5,635	1,591	7,238	962
Realized gain (loss) on investments	2,902	(5,980)	10,478	(387)	28,086	(34,796)	6,640	35
Change in unrealized gain (loss) on investments	(1,538)	8,452	(7,395)	11,733	(37,138)	23,427	(12,786)	13,944
Reinvested capital gains	-	-	3,172	-	-	-	1,949	1,810

Net increase (decrease) in contract owners’ equity resulting from operations	4,078	7,246	14,921	12,523	(3,417)	(9,778)	3,041	16,751

Equity transactions:
Purchase payments received from contract owners	171,659	64,954	81,621	163,290	1,450,395	48,383	49,242	851,815
Transfers between funds (note 5a)	(2)	-	-	-	-	(1)	(13)	-
Surrenders and Death Benefits (notes 3 and 5a)	(171,288)	(54,527)	(94,820)	(5,891)	(196,596)	(852,920)	(124,512)	1,455
Net policy repayments (loans) (note 4)	54	(515)	(100)	399	29	(50)	10,176	(46)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(8,016)	(17,479)	(13,197)	(6,134)	(23,118)	(9,252)	(60,936)	(2,929)
Adjustments to maintain reserves	119	(31)	(465)	286	400	(282)	(3,144)	(20)

Net equity transactions	(7,474)	(7,598)	(26,961)	151,950	1,231,110	(814,122)	(129,187)	850,275

Net change in contract owners’ equity	(3,396)	(352)	(12,040)	164,473	1,227,693	(823,900)	(126,146)	867,026
Contract owners’ equity beginning of period	91,384	91,736	215,380	50,907	135,671	959,571	867,026	-

Contract owners’ equity end of period	$87,988	91,384	203,340	215,380	1,363,364	135,671	740,880	867,026

CHANGES IN UNITS:
Beginning units	715	767	667	260	293	2,663	5,773	-
Units purchased	1,348	342	207	448	2,954	122	399	6,229
Units redeemed	(1,427)	(394)	(304)	(41)	(463)	(2,492)	(1,236)	(456)

Ending units	636	715	570	667	2,784	293	4,936	5,773

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,214	(11)	1,024	1,522	198	36	(2,239)	(2,586)
Realized gain (loss) on investments	13,122	(497,103)	2,389	3,721	267	(1,307)	(13,658)	(28,934)
Change in unrealized gain (loss) on investments	(9,880)	491,322	591	(965)	(11,227)	10,950	(9,039)	102,849
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,456	(5,792)	4,004	4,278	(10,762)	9,679	(24,936)	71,329

Equity transactions:
Purchase payments received from contract owners	15,240	113,586	35,070	49,011	19,658	9,144	25,793	5,031
Transfers between funds (note 5a)	-	-	-	-	-	-	-	(8)
Surrenders and Death Benefits (notes 3 and 5a)	(83,606)	(2,548,974)	(40,138)	(50,666)	(3,266)	(200)	(12,051)	(30,365)
Net policy repayments (loans) (note 4)	3,493	4,343	-	-	-	-	-	112
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(8,035)	(14,739)	(8,459)	(6,066)	(7,213)	(6,071)	(28,316)	(25,438)
Adjustments to maintain reserves	20	6,595	(64)	73	13	(28)	(61)	(23)

Net equity transactions	(72,888)	(2,439,189)	(13,591)	(7,648)	9,192	2,845	(14,635)	(50,691)

Net change in contract owners’ equity	(68,432)	(2,444,981)	(9,587)	(3,370)	(1,570)	12,524	(39,571)	20,638
Contract owners’ equity beginning of period	158,716	2,603,697	108,904	112,274	103,401	90,877	470,770	450,132

Contract owners’ equity end of period	$90,284	158,716	99,317	108,904	101,831	103,401	431,199	470,770

CHANGES IN UNITS:
Beginning units	1,511	27,559	970	1,052	893	867	4,594	5,153
Units purchased	181	1,349	303	436	184	87	329	159
Units redeemed	(834)	(27,397)	(430)	(518)	(100)	(61)	(475)	(718)

Ending units	858	1,511	843	970	977	893	4,448	4,594

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$56	9	4,660	3,264	4,300	5,269	(11)	(1,762)
Realized gain (loss) on investments	165	(176)	(918)	(1,183)	(1,039)	13,812	54,135	(4,141)
Change in unrealized gain (loss) on investments	(1,152)	1,096	(2,339)	2,676	(1,497)	(9,253)	(109,620)	48,328
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(931)	929	1,403	4,757	1,764	9,828	(55,496)	42,425

Equity transactions:
Purchase payments received from contract owners	11,227	2,916	20,859	9,862	27,373	72,536	43,249	79,313
Transfers between funds (note 5a)	-	-	-	1	-	-	(2)	-
Surrenders and Death Benefits (notes 3 and 5a)	(540)	21	-	(1,689)	(29,289)	(65,256)	(151,801)	(61,947)
Net policy repayments (loans) (note 4)	-	-	17	(176)	(3,460)	50	1,726	7,247
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,872)	(878)	(6,013)	(5,899)	(6,023)	(7,706)	(21,862)	(27,020)
Adjustments to maintain reserves	(62)	32	134	(863)	(29)	20	196	(88)

Net equity transactions	8,753	2,091	14,997	1,236	(11,428)	(356)	(128,494)	(2,495)

Net change in contract owners’ equity	7,822	3,020	16,400	5,993	(9,664)	9,472	(183,990)	39,930
Contract owners’ equity beginning of period	10,633	7,613	43,826	37,833	63,023	53,551	336,733	296,803

Contract owners’ equity end of period	$18,455	10,633	60,226	43,826	53,359	63,023	152,743	336,733

CHANGES IN UNITS:
Beginning units	123	97	145	142	460	439	461	479
Units purchased	128	37	63	32	199	625	78	142
Units redeemed	(31)	(11)	(19)	(29)	(281)	(604)	(260)	(160)

Ending units	220	123	189	145	378	460	279	461

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GIG3		NVIE6		NVNMO1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(247)	(4,472)	94	-	313	(458)	(360)	(1,170)
Realized gain (loss) on investments	(76,814)	(167,042)	(25)	-	21,320	80,749	35,373	4,677
Change in unrealized gain (loss) on investments	(60,891)	256,114	(167)	-	(29,473)	(118,104)	(61,700)	6,747
Reinvested capital gains	-	-	-	-	-	-	1,475	18,511

Net increase (decrease) in contract owners’ equity resulting from operations	(137,952)	84,600	(98)	-	(7,840)	(37,813)	(25,212)	28,765

Equity transactions:
Purchase payments received from contract owners	53,199	76,942	30,691	-	72,973	23,212	13,854	23,793
Transfers between funds (note 5a)	10	(9)	-	-	-	-	3	2
Surrenders and Death Benefits (notes 3 and 5a)	(68,926)	(157,887)	-	-	(122,016)	(1,180,681)	(13,067)	(23,976)
Net policy repayments (loans) (note 4)	(1,011)	(1,305)	-	-	(1,231)	2,138	(762)	(7,050)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(49,120)	(62,335)	(188)	-	(9,891)	(10,295)	(17,583)	(19,652)
Adjustments to maintain reserves	(58)	429	(18)	-	19	3,090	108	21

Net equity transactions	(65,906)	(144,165)	30,485	-	(60,146)	(1,162,536)	(17,447)	(26,862)

Net change in contract owners’ equity	(203,858)	(59,565)	30,387	-	(67,986)	(1,200,349)	(42,659)	1,903
Contract owners’ equity beginning of period	650,503	710,068	-	-	127,388	1,327,737	227,438	225,535

Contract owners’ equity end of period	$446,645	650,503	30,387	-	59,402	127,388	184,779	227,438

CHANGES IN UNITS:
Beginning units	2,725	3,431	-	-	1,613	18,856	2,532	2,881
Units purchased	311	436	364	-	941	383	501	333
Units redeemed	(607)	(1,142)	(3)	-	(1,712)	(17,626)	(688)	(682)

Ending units	2,429	2,725	361	-	842	1,613	2,345	2,532

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(170)	-	67	(11)	4,894	1,037	10,937	-
Realized gain (loss) on investments	(8,630)	-	15	9	36,342	501	(28,632)	-
Change in unrealized gain (loss) on investments	(111,334)	-	(549)	204	(34,557)	29,289	(230,186)	-
Reinvested capital gains	-	-	78	305	528	-	14,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	(120,134)	-	(389)	507	7,207	30,827	(233,154)	-

Equity transactions:
Purchase payments received from contract owners	1,106,336	-	1,751	1,380	55,635	334,652	2,845,425	-
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(77,632)	-	-	-	(332,007)	10,150	(262,046)	-
Net policy repayments (loans) (note 4)	(27)	-	-	-	(3,082)	-	(60,661)	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(18,982)	-	(367)	(282)	(5,748)	(13,374)	(45,709)	-
Adjustments to maintain reserves	(7)	-	14	(7)	50	(7,904)	30	-

Net equity transactions	1,009,688	-	1,398	1,091	(285,152)	323,524	2,477,039	-

Net change in contract owners’ equity	889,554	-	1,009	1,598	(277,945)	354,351	2,243,885	-
Contract owners’ equity beginning of period	-	-	4,302	2,704	359,277	4,926	-	-

Contract owners’ equity end of period	$889,554	-	5,311	4,302	81,332	359,277	2,243,885	-

CHANGES IN UNITS:
Beginning units	-	-	46	33	3,459	52	-	-
Units purchased	10,466	-	19	16	521	3,627	27,414	-
Units redeemed	(1,031)	-	(4)	(3)	(3,181)	(220)	(3,897)	-

Ending units	9,435	-	61	46	799	3,459	23,517	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVCCN1		NVCMD1		NVCMA1		NVCMC1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$1,261	2	836	164	90	2	1,427	291
Realized gain (loss) on investments		(29)	7	8,889	818	236	-	117	21
Change in unrealized gain (loss) on investments		(1,846)	(2)	(11,028)	9,493	(669)	314	(3,130)	4,997
Reinvested capital gains		359	2	354	-	54	-	489	116

Net increase (decrease) in contract owners’ equity resulting from operations		(255)	9	(949)	10,475	(289)	316	(1,097)	5,425

Equity transactions:
Purchase payments received from contract owners		71,115	-	10,827	10,827	5,720	5,595	13,751	66,379
Transfers between funds (note 5a)		-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)		-	-	(57,341)	-	-	-	-	-
Net policy repayments (loans) (note 4)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(1,936)	(84)	(6,809)	(7,696)	(2,618)	(2,191)	(1,769)	(966)
Adjustments to maintain reserves		6	(21)	20	(40)	30	(26)	(12)	3

Net equity transactions		69,185	(105)	(53,303)	3,091	3,132	3,378	11,970	65,416

Net change in contract owners’ equity		68,930	(96)	(54,252)	13,566	2,843	3,694	10,873	70,841
Contract owners’ equity beginning of period		108	204	109,964	96,398	3,694	-	70,841	-

Contract owners’ equity end of period		$69,038	108	55,712	109,964	6,537	3,694	81,714	70,841

CHANGES IN UNITS:
Beginning units		1	2	1,082	1,049	38	-	671	-
Units purchased		650	-	106	117	60	63	128	681
Units redeemed		(19)	(1)	(623)	(84)	(27)	(25)	(17)	(10)

Ending units		632	1	565	1,082	71	38	782	671

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVCBD1		NVLCP1		TRF4		GBF
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$2,093	5,280	141	164	6,836	4,958	1,798	1,581
Realized gain (loss) on investments		5,456	346	101	7	(81,859)	(109,913)	122	461
Change in unrealized gain (loss) on investments		(2,191)	3,263	118	99	75,700	283,853	2,971	(1,884)
Reinvested capital gains		-	2,632	6	227	-	-	244	2,724

Net increase (decrease) in contract owners’ equity resulting from operations		5,358	11,521	366	497	677	178,898	5,135	2,882

Equity transactions:
Purchase payments received from contract owners		56,324	261,036	-	9,326	146,886	161,609	20,344	5,464
Transfers between funds (note 5a)		-	-	-	-	22	1	-	-
Surrenders and Death Benefits (notes 3 and 5a)		(285,257)	24,691	(4,808)	598	(139,052)	(265,349)	(4,043)	5,398
Net policy repayments (loans) (note 4)		(76)	-	-	-	(29,126)	3,184	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(3,693)	(6,287)	(124)	(189)	(176,130)	(205,516)	(5,076)	(5,801)
Adjustments to maintain reserves		1	(94)	63	(5)	614	(4,153)	66	77

Net equity transactions		(232,701)	279,346	(4,869)	9,730	(196,786)	(310,224)	11,291	5,138

Net change in contract owners’ equity		(227,343)	290,867	(4,503)	10,227	(196,109)	(131,326)	16,426	8,020
Contract owners’ equity beginning of period		294,607	3,740	10,227	-	1,549,775	1,681,101	78,540	70,520

Contract owners’ equity end of period		$67,264	294,607	5,724	10,227	1,353,666	1,549,775	94,966	78,540

CHANGES IN UNITS:
Beginning units		2,595	35	83	-	4,019	4,805	589	550
Units purchased		489	2,665	-	85	426	556	195	132
Units redeemed		(2,524)	(105)	(39)	(2)	(943)	(1,342)	(115)	(93)

Ending units		560	2,595	44	83	3,502	4,019	669	589

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		GBF4		CAF4		GVIDA		GVIDC
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$33,062	43,460	(2,190)	(1,886)	6,952	5,437	1,317	4,170
Realized gain (loss) on investments		4,210	31,946	79,612	63,557	(24,408)	(32,208)	163	1,507
Change in unrealized gain (loss) on investments		58,597	(61,466)	(98,584)	240,058	(12,535)	106,698	18	(610)
Reinvested capital gains		4,611	66,757	-	-	-	-	270	814

Net increase (decrease) in contract owners’ equity resulting from operations		100,480	80,697	(21,162)	301,729	(29,991)	79,927	1,768	5,881

Equity transactions:
Purchase payments received from contract owners		143,040	348,464	148,205	164,147	50,212	52,187	23,435	224,440
Transfers between funds (note 5a)		22	-	46	(1)	6	(5)	-	-
Surrenders and Death Benefits (notes 3 and 5a)		(559,896)	(429,096)	(115,035)	(310,616)	(18,915)	(12,132)	(8,562)	(186,985)
Net policy repayments (loans) (note 4)		(25,013)	(5,376)	(6,697)	(3,220)	(333)	(425)	(257)	523
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(139,491)	(167,479)	(177,355)	(206,593)	(56,806)	(60,083)	(9,367)	(48,923)
Adjustments to maintain reserves		163	(3,395)	5	(3,687)	(15)	524	(67)	207

Net equity transactions		(581,175)	(256,882)	(150,831)	(359,970)	(25,851)	(19,934)	5,182	(10,738)

Net change in contract owners’ equity		(480,695)	(176,185)	(171,993)	(58,241)	(55,842)	59,993	6,950	(4,857)
Contract owners’ equity beginning of period		1,780,577	1,956,762	1,958,207	2,016,448	655,858	595,865	76,749	81,606

Contract owners’ equity end of period		$1,299,882	1,780,577	1,786,214	1,958,207	600,016	655,858	83,699	76,749

CHANGES IN UNITS:
Beginning units		4,659	5,140	13,320	16,309	3,895	4,022	578	634
Units purchased		423	1,167	1,304	1,528	311	369	193	977
Units redeemed		(1,834)	(1,648)	(2,471)	(4,517)	(469)	(496)	(157)	(1,033)

Ending units		3,248	4,659	12,153	13,320	3,737	3,895	614	578

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		GVIDM		GVDMA		GVDMC		MCIF
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$41,605	25,406	54,154	79,734	3,786	3,074	297	638
Realized gain (loss) on investments		55,540	(241,261)	847,231	(362,447)	(3,033)	(12,883)	28,616	(501,294)
Change in unrealized gain (loss) on investments		(174,617)	407,905	(712,567)	1,078,444	2,136	26,723	(48,547)	554,186
Reinvested capital gains		-	-	-	-	-	-	5,204	321

Net increase (decrease) in contract owners’ equity resulting from operations		(77,472)	192,050	188,818	795,731	2,889	16,914	(14,430)	53,851

Equity transactions:
Purchase payments received from contract owners		1,646,267	493,318	149,704	5,181,033	13,834	63,680	74,517	35,716
Transfers between funds (note 5a)		(1)	-	(7)	(1)	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)		(134,416)	(807,849)	(5,087,840)	(628,847)	(5,858)	(7,241)	(38,931)	(1,849,120)
Net policy repayments (loans) (note 4)		(3,541)	(14,141)	(11,477)	(37,937)	(412)	50	1,362	(2,935)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(243,052)	(238,475)	(219,459)	(283,795)	(17,293)	(14,746)	(22,260)	(22,353)
Adjustments to maintain reserves		(197)	(4,567)	(223)	(22,605)	(53)	(43,301)	260	20,738

Net equity transactions		1,265,060	(571,714)	(5,169,302)	4,207,848	(9,782)	(1,558)	14,948	(1,817,954)

Net change in contract owners’ equity		1,187,588	(379,664)	(4,980,484)	5,003,579	(6,893)	15,356	518	(1,764,103)
Contract owners’ equity beginning of period		2,148,430	2,528,094	6,874,161	1,870,582	240,581	225,225	309,373	2,073,476

Contract owners’ equity end of period		$3,336,018	2,148,430	1,893,677	6,874,161	233,688	240,581	309,891	309,373

CHANGES IN UNITS:
Beginning units		11,166	13,190	35,746	11,711	1,639	1,647	1,241	10,345
Units purchased		5,915	2,742	991	30,997	98	135	209	193
Units redeemed		(1,836)	(4,766)	(25,803)	(6,962)	(164)	(143)	(276)	(9,297)

Ending units		15,245	11,166	10,934	35,746	1,573	1,639	1,174	1,241

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVMIG3		GVDIV3		GVDIV4		NVMLG1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$1,543	54	5,826	7,773	12,051	40,608	(6,778)	(4,710)
Realized gain (loss) on investments		11,847	8,824	(47,429)	(193,578)	(333,201)	(365,746)	17,150	43,814
Change in unrealized gain (loss) on investments		(41,993)	27,001	(44,479)	203,704	176,556	475,092	(41,181)	24,353
Reinvested capital gains		-	-	-	-	-	-	-	36,743

Net increase (decrease) in contract owners’ equity resulting from operations		(28,603)	35,879	(86,082)	17,899	(144,594)	149,954	(30,809)	100,200

Equity transactions:
Purchase payments received from contract owners		20,482	24,158	50,648	59,898	63,967	1,370,976	125,321	686,206
Transfers between funds (note 5a)		(6)	-	-	-	27	2	18	-
Surrenders and Death Benefits (notes 3 and 5a)		(23,625)	(49,400)	(35,341)	(194,287)	(1,488,344)	(258,555)	(187,286)	(29,508)
Net policy repayments (loans) (note 4)		(8,916)	(4,484)	1,858	1,428	1,956	(26,725)	(1,611)	2,455
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(28,332)	(27,790)	(40,311)	(39,468)	(121,258)	(137,468)	(91,322)	(78,695)
Adjustments to maintain reserves		25	(24)	(704)	21,704	(1,022)	(33,114)	552	(3,874)

Net equity transactions		(40,372)	(57,540)	(23,850)	(150,725)	(1,544,674)	915,116	(154,328)	576,584

Net change in contract owners’ equity		(68,975)	(21,661)	(109,932)	(132,826)	(1,689,268)	1,065,070	(185,137)	676,784
Contract owners’ equity beginning of period		317,692	339,353	558,910	691,736	2,745,691	1,680,621	991,481	314,697

Contract owners’ equity end of period		$248,717	317,692	448,978	558,910	1,056,423	2,745,691	806,344	991,481

CHANGES IN UNITS:
Beginning units		3,392	4,101	4,831	6,270	6,142	4,187	9,368	3,858
Units purchased		280	353	711	846	220	3,310	1,155	6,860
Units redeemed		(720)	(1,062)	(881)	(2,285)	(3,349)	(1,355)	(2,642)	(1,350)

Ending units		2,952	3,392	4,661	4,831	3,013	6,142	7,881	9,368

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVMLV1		NVMMG1		NVMMV2		SCGF
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$913	105	(26,623)	(25,900)	272	3,003	(1,996)	(1,526)
Realized gain (loss) on investments		(676)	(27,942)	220,447	281,781	32,527	127,995	15,608	(12,012)
Change in unrealized gain (loss) on investments		(23,010)	(7,149)	(384,760)	575,092	(59,813)	(71,017)	(18,127)	66,188
Reinvested capital gains		7,673	10,242	-	-	2,676	30,220	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(15,100)	(24,744)	(190,936)	830,973	(24,338)	90,201	(4,515)	52,650

Equity transactions:
Purchase payments received from contract owners		18,830	215,099	444,546	500,315	92,680	51,320	82,811	178,718
Transfers between funds (note 5a)		1	-	(207)	(27)	-	-	(4)	(3)
Surrenders and Death Benefits (notes 3 and 5a)		(45,223)	(3,378)	(407,179)	(949,848)	(119,150)	(1,269,707)	(166,831)	(27,914)
Net policy repayments (loans) (note 4)		(941)	(304)	(20,548)	(28,583)	(15,128)	(40,042)	(14,061)	(274)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(26,802)	(25,469)	(363,910)	(410,585)	(53,885)	(57,878)	(17,843)	(24,155)
Adjustments to maintain reserves		180	42,528	1,826	5,788	(74)	3,334	132	52

Net equity transactions		(53,955)	228,476	(345,472)	(882,940)	(95,557)	(1,312,973)	(115,796)	126,424

Net change in contract owners’ equity		(69,055)	203,732	(536,408)	(51,967)	(119,895)	(1,222,772)	(120,311)	179,074
Contract owners’ equity beginning of period		283,033	79,301	3,900,865	3,952,832	674,203	1,896,975	371,031	191,957

Contract owners’ equity end of period		$213,978	283,033	3,364,457	3,900,865	554,308	674,203	250,720	371,031

CHANGES IN UNITS:
Beginning units		2,561	990	28,475	34,848	6,521	21,786	2,436	1,611
Units purchased		185	1,949	4,264	5,741	1,010	687	526	1,259
Units redeemed		(761)	(378)	(6,879)	(12,114)	(2,001)	(15,952)	(1,371)	(434)

Ending units		1,985	2,561	25,860	28,475	5,530	6,521	1,591	2,436

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		SCVF4		SCF4		MSBF		GVEX4
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$(5,426)	(2,003)	(3,639)	(8,375)	30,818	36,795	163,537	175,181
Realized gain (loss) on investments		(71,627)	(178,246)	(135,088)	(270,001)	6,703	(5,882)	829,284	178,822
Change in unrealized gain (loss) on investments		(50,159)	573,722	25,698	667,569	(2,702)	32,931	(792,183)	1,778,164
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(127,212)	393,473	(113,029)	389,193	34,819	63,844	200,638	2,132,167

Equity transactions:
Purchase payments received from contract owners		379,012	207,501	151,610	150,360	331,752	548,124	1,573,689	1,845,555
Transfers between funds (note 5a)		40	-	63	(5)	-	-	456	(4)
Surrenders and Death Benefits (notes 3 and 5a)		(182,989)	(349,986)	(158,929)	(350,684)	(81,332)	(227,018)	(1,633,498)	(2,660,928)
Net policy repayments (loans) (note 4)		(33,510)	(2,479)	(10,511)	(16,755)	(3,848)	(4,516)	49,004	77
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(169,552)	(163,542)	(169,065)	(188,373)	(43,788)	(61,783)	(1,908,778)	(2,071,600)
Adjustments to maintain reserves		(116)	252	(198)	(5,359)	42	487	1,040	935

Net equity transactions		(7,115)	(308,254)	(187,030)	(410,816)	202,826	255,294	(1,918,087)	(2,885,965)

Net change in contract owners’ equity		(134,327)	85,219	(300,059)	(21,623)	237,645	319,138	(1,717,449)	(753,798)
Contract owners’ equity beginning of period		1,862,613	1,777,394	1,893,791	1,915,414	754,609	435,471	17,128,038	17,881,836

Contract owners’ equity end of period		$1,728,286	1,862,613	1,593,732	1,893,791	992,254	754,609	15,410,589	17,128,038

CHANGES IN UNITS:
Beginning units		9,251	10,982	10,360	12,855	4,315	3,232	39,654	46,496
Units purchased		2,077	1,200	1,084	1,082	1,478	2,930	4,057	5,510
Units redeemed		(2,325)	(2,931)	(2,158)	(3,577)	(934)	(1,847)	(8,212)	(12,352)

Ending units		9,003	9,251	9,286	10,360	4,859	4,315	35,499	39,654

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVSTB2		NVOLG1		NVTIV3		EIF4
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$750	821	(2,526)	(4,722)	49	22	9,721	13,080
Realized gain (loss) on investments		667	100	26,683	1,702	(17)	-	(92,783)	(147,137)
Change in unrealized gain (loss) on investments		(524)	1,018	(383,844)	40,687	(330)	(227)	37,502	366,321
Reinvested capital gains		-	287	42,821	3,409	3	270	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		893	2,226	(316,866)	41,076	(295)	65	(45,560)	232,264

Equity transactions:
Purchase payments received from contract owners		9,242	42,698	961,259	12,968,594	121	2,249	100,495	146,198
Transfers between funds (note 5a)		-	-	597	-	-	-	50	4
Surrenders and Death Benefits (notes 3 and 5a)		(71,496)	(19,443)	(1,390,059)	(99,085)	-	-	(157,172)	(378,367)
Net policy repayments (loans) (note 4)		238	(1,571)	(34,288)	6,755	-	-	(5,498)	11,160
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(8,172)	(10,097)	(1,012,085)	(62,503)	(108)	(9)	(155,859)	(163,627)
Adjustments to maintain reserves		45	(14,448)	1,640	659	(25)	55	56	(6,779)

Net equity transactions		(70,143)	(2,861)	(1,472,936)	12,814,420	(12)	2,295	(217,928)	(391,411)

Net change in contract owners’ equity		(69,250)	(635)	(1,789,802)	12,855,496	(307)	2,360	(263,488)	(159,147)
Contract owners’ equity beginning of period		154,820	155,455	12,872,909	17,413	2,360	-	1,791,944	1,951,091

Contract owners’ equity end of period		$85,570	154,820	11,083,107	12,872,909	2,053	2,360	1,528,456	1,791,944

CHANGES IN UNITS:
Beginning units		1,448	1,478	70,567	134	11	-	11,827	14,140
Units purchased		96	527	6,805	92,879	1	11	1,596	1,313
Units redeemed		(748)	(557)	(13,927)	(22,446)	(1)	-	(3,001)	(3,626)

Ending units		796	1,448	63,445	70,567	11	11	10,422	11,827

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		NVRE1		SAM4		ALVGIA		ALVSVA
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$4,923	42,993	(33,727)	(37,503)	1,262	(1,299)	(1,694)	(2,229)
Realized gain (loss) on investments		262,315	208,098	-	-	(8,898)	(25,527)	122,203	(109,051)
Change in unrealized gain (loss) on investments		(85,959)	421,867	-	-	15,283	47,283	(188,689)	345,042
Reinvested capital gains		14,903	308,513	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		196,182	981,471	(33,727)	(37,503)	7,647	20,457	(68,180)	233,762

Equity transactions:
Purchase payments received from contract owners		269,663	1,160,709	2,736,316	5,019,828	16,315	8,961	115,909	615,377
Transfers between funds (note 5a)		-	(4)	(2,274)	-	45	(6)	(3)	3
Surrenders and Death Benefits (notes 3 and 5a)		(737,347)	(701,310)	(2,140,544)	(4,318,991)	(42,469)	(15,946)	(317,035)	(459,381)
Net policy repayments (loans) (note 4)		(73,791)	(10,560)	(31,553)	28,845	(1,257)	(5,650)	(447)	(28,368)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(126,374)	(129,517)	(587,440)	(891,193)	(22,025)	(23,237)	(31,838)	(33,998)
Adjustments to maintain reserves		25	(22,233)	(33)	32,616	(165)	29	(163)	(8,815)

Net equity transactions		(667,824)	297,085	(25,528)	(128,895)	(49,556)	(35,849)	(233,577)	84,818

Net change in contract owners’ equity		(471,642)	1,278,556	(59,255)	(166,398)	(41,909)	(15,392)	(301,757)	318,580
Contract owners’ equity beginning of period		3,695,118	2,416,562	5,029,398	5,195,796	178,078	193,470	1,117,199	798,619

Contract owners’ equity end of period		$3,223,476	3,695,118	4,970,143	5,029,398	136,169	178,078	815,442	1,117,199

CHANGES IN UNITS:
Beginning units		39,197	33,122	26,084	25,334	1,018	1,299	2,678	2,507
Units purchased		2,897	16,114	13,927	25,251	118	59	539	2,189
Units redeemed		(9,746)	(10,039)	(13,089)	(24,501)	(446)	(340)	(1,026)	(2,018)

Ending units		32,348	39,197	26,922	26,084	690	1,018	2,191	2,678

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		ACVIG		ACVIP2		ACVI		ACVMV1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$1,332	1,277	14,138	4,051	1,628	3,340	11,122	29,528
Realized gain (loss) on investments		10,964	(23,818)	27,841	19,400	756	(1,768)	81,040	22,507
Change in unrealized gain (loss) on investments		(8,261)	43,475	91	(3,932)	(30,802)	22,022	(172,452)	300,719
Reinvested capital gains		-	-	5,100	-	-	-	53,761	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,035	20,934	47,170	19,519	(28,418)	23,594	(26,529)	352,754

Equity transactions:
Purchase payments received from contract owners		28,583	81,044	273,454	308,842	14,414	20,865	322,899	1,857,057
Transfers between funds (note 5a)		(2)	(1)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)		(35,335)	(66,673)	(352,675)	(449,475)	-	(13,926)	(612,047)	(133,082)
Net policy repayments (loans) (note 4)		364	2,642	687	4,092	1,507	6,281	(32,034)	(8,385)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(14,710)	(14,325)	(28,541)	(57,876)	(8,700)	(7,180)	(54,916)	(54,188)
Adjustments to maintain reserves		(40)	(322)	(10)	44,510	(178)	(4,807)	(104)	(19,435)

Net equity transactions		(21,140)	2,365	(107,085)	(149,907)	7,043	1,233	(376,202)	1,641,967

Net change in contract owners’ equity		(17,105)	23,299	(59,915)	(130,388)	(21,375)	24,827	(402,731)	1,994,721
Contract owners’ equity beginning of period		169,205	145,906	383,306	513,694	225,043	200,216	2,085,035	90,314

Contract owners’ equity end of period		$152,100	169,205	323,391	383,306	203,668	225,043	1,682,304	2,085,035

CHANGES IN UNITS:
Beginning units		966	980	2,359	2,882	730	710	13,946	715
Units purchased		142	398	1,733	1,453	60	114	2,117	14,756
Units redeemed		(293)	(412)	(2,034)	(1,976)	(34)	(94)	(4,647)	(1,525)

Ending units		815	966	2,058	2,359	756	730	11,416	13,946

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		ACVU1		ACVV		ACVVS1		DVSCS
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$(858)	(16)	-	1,796	-	-	(1,718)	(2,462)
Realized gain (loss) on investments		4,147	2,364	-	(1,501,030)	-	1	(115,029)	(197,862)
Change in unrealized gain (loss) on investments		(14,493)	2,107	-	1,498,704	-	(1)	103,159	515,846
Reinvested capital gains		-	-	-	-	-	-	3,962	-

Net increase (decrease) in contract owners’ equity resulting from operations		(11,204)	4,455	-	(530)	-	-	(9,626)	315,522

Equity transactions:
Purchase payments received from contract owners		160,506	4,211	-	56,592	-	-	323,655	267,404
Transfers between funds (note 5a)		-	-	-	-	-	-	3	(1)
Surrenders and Death Benefits (notes 3 and 5a)		(26)	(6,311)	-	(4,773,006)	-	-	(155,442)	(196,823)
Net policy repayments (loans) (note 4)		-	-	-	1,808	-	-	(4,812)	(4,463)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(11,890)	(3,187)	-	(47,071)	-	-	(129,096)	(153,334)
Adjustments to maintain reserves		65	(3,388)	-	774	-	-	(202)	24,834

Net equity transactions		148,655	(8,675)	-	(4,760,903)	-	-	34,106	(62,383)

Net change in contract owners’ equity		137,451	(4,220)	-	(4,761,433)	-	-	24,480	253,139
Contract owners’ equity beginning of period		37,301	41,521	-	4,761,433	-	-	1,532,835	1,279,696

Contract owners’ equity end of period		$174,752	37,301	-	-	-	-	1,557,315	1,532,835

CHANGES IN UNITS:
Beginning units		167	195	-	29,987	-	-	7,042	7,515
Units purchased		643	22	-	484	-	-	1,622	1,435
Units redeemed		(52)	(50)	-	(30,471)	-	-	(1,492)	(1,908)

Ending units		758	167	-	-	-	-	7,172	7,042

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		DCAP		DSC		FVCA2P		FQB
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$1,590	7,554	(95)	38	12	201	11,179	12,621
Realized gain (loss) on investments		8,269	(58,175)	5,232	(9,019)	22	(201)	5,199	18,830
Change in unrealized gain (loss) on investments		14,825	84,194	(10,105)	16,499	(3,733)	6,745	(12,221)	(7,440)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		24,684	33,573	(4,968)	7,518	(3,699)	6,745	4,157	24,011

Equity transactions:
Purchase payments received from contract owners		372,834	255,908	54,155	3,031	2,606	4,165	131,287	221,666
Transfers between funds (note 5a)		-	-	-	-	-	-	1	3
Surrenders and Death Benefits (notes 3 and 5a)		(14,709)	(290,784)	(20,371)	(17,990)	-	(2,402)	(142,126)	(153,193)
Net policy repayments (loans) (note 4)		327	2,610	197	(1,778)	185	133	401	(584)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(45,723)	(39,490)	(2,616)	(2,852)	(2,995)	(2,019)	(24,647)	(42,994)
Adjustments to maintain reserves		26	8,336	(53)	52	90	(6)	(119)	36,869

Net equity transactions		312,755	(63,420)	31,312	(19,537)	(114)	(129)	(35,203)	61,767

Net change in contract owners’ equity		337,439	(29,847)	26,344	(12,019)	(3,813)	6,616	(31,046)	85,778
Contract owners’ equity beginning of period		289,040	318,887	27,342	39,361	61,657	55,041	338,817	253,039

Contract owners’ equity end of period		$626,479	289,040	53,686	27,342	57,844	61,657	307,771	338,817

CHANGES IN UNITS:
Beginning units		1,768	2,195	124	257	313	312	2,304	1,693
Units purchased		1,695	1,829	213	17	19	33	644	1,431
Units redeemed		(360)	(2,256)	(87)	(150)	(16)	(32)	(1,206)	(820)

Ending units		3,103	1,768	250	124	316	313	1,742	2,304

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000	00000000
		FEIP		FHIP		FAMP		FCP
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$129,452	78,724	98,527	105,899	28,568	29,545	-	(67,583)
Realized gain (loss) on investments		(273,498)	(345,245)	(24,554)	(89,440)	11,621	(18,339)	-	(2,498,288)
Change in unrealized gain (loss) on investments		174,315	1,229,690	(23,339)	189,179	(117,201)	340,720	-	3,956,237
Reinvested capital gains		-	-	-	-	11,023	14,831	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,269	963,169	50,634	205,638	(65,989)	366,757	-	1,390,366

Equity transactions:
Purchase payments received from contract owners		770,245	684,383	149,550	97,379	189,052	372,347	-	856,915
Transfers between funds (note 5a)		439	871	98	(7)	331	8	-	4
Surrenders and Death Benefits (notes 3 and 5a)		(665,448)	(1,053,377)	(77,214)	(447,772)	(668,738)	(318,354)	-	(15,956,163)
Net policy repayments (loans) (note 4)		(746)	25,001	2,109	4,718	(26,377)	(6,380)	-	(100,731)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(781,909)	(875,750)	(126,184)	(154,368)	(212,585)	(282,971)	-	(939,622)
Adjustments to maintain reserves		788	10,654	121	(8,749)	(22)	8,513	-	35,951

Net equity transactions		(676,631)	(1,208,218)	(51,520)	(508,799)	(718,339)	(226,837)	-	(16,103,646)

Net change in contract owners’ equity		(646,362)	(245,049)	(886)	(303,161)	(784,328)	139,920	-	(14,713,280)
Contract owners’ equity beginning of period		7,540,406	7,785,455	1,571,532	1,874,693	2,964,052	2,824,132	-	14,713,280

Contract owners’ equity end of period		$6,894,044	7,540,406	1,570,646	1,571,532	2,179,724	2,964,052	-	-

CHANGES IN UNITS:
Beginning units		17,136	20,037	4,591	6,148	7,336	8,110	-	41,545
Units purchased		2,124	2,135	364	293	578	1,155	-	2,725
Units redeemed		(3,656)	(5,036)	(592)	(1,850)	(2,360)	(1,929)	-	(44,270)

Ending units		15,604	17,136	4,363	4,591	5,554	7,336	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FNRS2		FEIS		FF10S		FF30S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(227)	(1,694)	7,421	4,033	38	226	235	(16)
Realized gain (loss) on investments	71,911	(298,462)	(12,129)	(39,379)	747	(93)	65	(9,423)
Change in unrealized gain (loss) on investments	(89,931)	343,302	6,474	91,886	(988)	1,275	(1,325)	11,085
Reinvested capital gains	-	-	-	-	33	266	50	160

Net increase (decrease) in contract owners’ equity resulting from operations	(18,247)	43,146	1,766	56,540	(170)	1,674	(975)	1,806

Equity transactions:
Purchase payments received from contract owners	148,562	46,259	86,701	40,177	2,041	7,930	7,482	9,458
Transfers between funds (note 5a)	9	(10)	4	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(151,398)	(1,281,206)	(13,140)	(20,047)	(9,809)	-	-	(10,203)
Net policy repayments (loans) (note 4)	(8,094)	2,580	703	(1,773)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(32,741)	(27,811)	(43,022)	(44,014)	(3,032)	(3,299)	(551)	(22,800)
Adjustments to maintain reserves	(19)	3,646	113	(254)	(101)	-	(95)	70

Net equity transactions	(43,681)	(1,256,542)	31,359	(25,911)	(10,901)	4,631	6,836	(23,475)

Net change in contract owners’ equity	(61,928)	(1,213,396)	33,125	30,629	(11,071)	6,305	5,861	(21,669)
Contract owners’ equity beginning of period	306,716	1,520,112	439,649	409,020	16,840	10,535	10,705	32,374

Contract owners’ equity end of period	$244,788	306,716	472,774	439,649	5,769	16,840	16,566	10,705

CHANGES IN UNITS:
Beginning units	1,739	10,193	3,046	3,237	130	91	83	289
Units purchased	864	379	675	416	16	66	55	86
Units redeemed	(1,128)	(8,833)	(449)	(607)	(101)	(27)	(5)	(292)

Ending units	1,475	1,739	3,272	3,046	45	130	133	83

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGP		FGS		FHIPR		FIGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(37,475)	(45,091)	(1,969)	(1,856)	29,310	27,656	151,785	121,465
Realized gain (loss) on investments	740,554	477,520	2,908	(1,797)	42,746	(3,604)	81,032	36,575
Change in unrealized gain (loss) on investments	(756,104)	1,792,699	(5,269)	74,595	(58,182)	21,453	11,780	96,394
Reinvested capital gains	37,764	35,451	1,415	1,159	-	-	127,602	46,211

Net increase (decrease) in contract owners’ equity resulting from operations	(15,261)	2,260,579	(2,915)	72,101	13,874	45,505	372,199	300,645

Equity transactions:
Purchase payments received from contract owners	1,185,684	1,185,071	66,588	91,292	229,828	112,856	2,641,214	1,121,547
Transfers between funds (note 5a)	666	887	10	(1)	15	(1)	132	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(1,372,928)	(1,759,322)	(7,046)	(14,975)	(154,381)	(17,508)	(1,184,689)	(840,758)
Net policy repayments (loans) (note 4)	(69,968)	14,855	(4,994)	117	640	(4,563)	(22,709)	(3,157)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,240,114)	(1,366,177)	(37,321)	(40,029)	(33,718)	(46,693)	(458,224)	(405,594)
Adjustments to maintain reserves	1,741	(4,674)	82	(45)	(97)	78	(528)	3,081

Net equity transactions	(1,494,919)	(1,929,360)	17,319	36,359	42,287	44,169	975,196	(124,883)

Net change in contract owners’ equity	(1,510,180)	331,219	14,404	108,460	56,161	89,674	1,347,395	175,762
Contract owners’ equity beginning of period	11,494,088	11,162,869	395,647	287,187	416,437	326,763	4,347,556	4,171,794

Contract owners’ equity end of period	$9,983,908	11,494,088	410,051	395,647	472,598	416,437	5,694,951	4,347,556

CHANGES IN UNITS:
Beginning units	29,040	34,872	2,692	2,406	3,518	3,120	12,747	13,220
Units purchased	3,410	3,996	464	733	1,931	1,138	5,873	3,691
Units redeemed	(7,029)	(9,828)	(349)	(447)	(1,583)	(740)	(4,185)	(4,164)

Ending units	25,421	29,040	2,807	2,692	3,866	3,518	14,435	12,747

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIGBS		FMCS		FOP		FOPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,258	1,392	(24,241)	(20,767)	15,790	14,404	15,910	13,229
Realized gain (loss) on investments	903	582	7,069	(166,884)	(121,839)	(237,839)	(172,860)	(793,154)
Change in unrealized gain (loss) on investments	(329)	917	(431,343)	1,337,546	(299,488)	436,590	(263,891)	969,914
Reinvested capital gains	1,395	557	6,599	15,146	4,240	4,225	4,251	4,130

Net increase (decrease) in contract owners’ equity resulting from operations	3,227	3,448	(441,916)	1,165,041	(401,297)	217,380	(416,590)	194,119

Equity transactions:
Purchase payments received from contract owners	9,363	8,638	488,590	1,157,367	138,648	139,385	368,426	364,944
Transfers between funds (note 5a)	3	-	74	(2)	135	20	16	1
Surrenders and Death Benefits (notes 3 and 5a)	(5,827)	(362)	(1,163,975)	(798,224)	(71,662)	(1,649,755)	(109,449)	(1,817,711)
Net policy repayments (loans) (note 4)	365	(1,243)	(49,923)	(44,997)	5,605	(4,622)	(702)	(7,453)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,240)	(8,167)	(177,695)	(188,014)	(202,010)	(263,811)	(188,329)	(191,462)
Adjustments to maintain reserves	74	(109)	42	(21,205)	(33)	(6,034)	(708)	(1,502)

Net equity transactions	(3,262)	(1,243)	(902,887)	104,925	(129,317)	(1,784,817)	69,254	(1,653,183)

Net change in contract owners’ equity	(35)	2,205	(1,344,803)	1,269,966	(530,614)	(1,567,437)	(347,336)	(1,459,064)
Contract owners’ equity beginning of period	52,435	50,230	4,940,750	3,670,784	2,388,692	3,956,129	2,359,488	3,818,552

Contract owners’ equity end of period	$52,400	52,435	3,595,947	4,940,750	1,858,078	2,388,692	2,012,152	2,359,488

CHANGES IN UNITS:
Beginning units	378	387	14,945	14,238	6,206	11,028	16,758	30,367
Units purchased	75	78	1,728	4,210	594	511	3,759	3,609
Units redeemed	(98)	(87)	(4,872)	(3,503)	(1,046)	(5,333)	(3,139)	(17,218)

Ending units	355	378	11,801	14,945	5,754	6,206	17,378	16,758

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOS		FOSR		FVSS		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17	25	1,444	1,292	976	(837)	8,845	7,150
Realized gain (loss) on investments	101	(81)	(13,799)	(11,262)	(771)	(68,481)	(6,473)	(11,952)
Change in unrealized gain (loss) on investments	(736)	558	(30,689)	34,978	(44,465)	119,791	49,355	140,957
Reinvested capital gains	9	9	412	403	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(609)	511	(42,632)	25,411	(44,260)	50,473	51,727	136,155

Equity transactions:
Purchase payments received from contract owners	204	177	49,356	39,358	189,489	66,141	318,550	177,698
Transfers between funds (note 5a)	-	-	11	-	(1)	-	-	3
Surrenders and Death Benefits (notes 3 and 5a)	(741)	-	(3,146)	(4,444)	(10,818)	(116,247)	(147,707)	(86,877)
Net policy repayments (loans) (note 4)	-	-	(354)	1,958	994	(5,349)	1,529	4,077
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(779)	(866)	(22,627)	(21,066)	(22,441)	(19,369)	(84,765)	(67,345)
Adjustments to maintain reserves	(82)	9	(37)	457	9	19,438	13	770

Net equity transactions	(1,398)	(680)	23,203	16,263	157,232	(55,386)	87,620	28,326

Net change in contract owners’ equity	(2,007)	(169)	(19,429)	41,674	112,972	(4,913)	139,347	164,481
Contract owners’ equity beginning of period	4,913	5,082	228,939	187,265	236,997	241,910	838,258	673,777

Contract owners’ equity end of period	$2,906	4,913	209,510	228,939	349,969	236,997	977,605	838,258

CHANGES IN UNITS:
Beginning units	25	29	1,636	1,501	1,147	1,499	4,474	4,372
Units purchased	1	1	416	384	548	301	1,595	1,058
Units redeemed	(8)	(5)	(228)	(249)	(172)	(653)	(1,215)	(956)

Ending units	18	25	1,824	1,636	1,523	1,147	4,854	4,474

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVSVI		FTVDM3		TIF		FTVGI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,144	1,367	(619)	7,375	7,475	4,942	76,272	6,684
Realized gain (loss) on investments	90,761	(762,948)	219,265	(203,839)	(25,198)	(23,558)	36,797	27,925
Change in unrealized gain (loss) on investments	(339,060)	964,134	(246,295)	335,071	(47,321)	57,119	(171,109)	75,743
Reinvested capital gains	-	-	-	-	-	-	10,123	2,364

Net increase (decrease) in contract owners’ equity resulting from operations	(239,155)	202,553	(27,649)	138,607	(65,044)	38,503	(47,917)	112,716

Equity transactions:
Purchase payments received from contract owners	2,130,334	231,424	23,870	289,726	132,357	254,648	1,180,622	652,950
Transfers between funds (note 5a)	1	(5)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(192,916)	(2,209,816)	(782,459)	(316,857)	(41,342)	(25,917)	(461,180)	(127,403)
Net policy repayments (loans) (note 4)	(23,599)	(1,405)	(805)	(14,085)	49	21	(33,817)	(9,136)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(100,839)	(78,356)	(25,016)	(46,958)	(30,944)	(21,846)	(50,338)	(34,629)
Adjustments to maintain reserves	70	9,470	119	4,755	(293)	994	(86)	200

Net equity transactions	1,813,051	(2,048,688)	(784,291)	(83,419)	59,827	207,900	635,201	481,982

Net change in contract owners’ equity	1,573,896	(1,846,135)	(811,940)	55,188	(5,217)	246,403	587,284	594,698
Contract owners’ equity beginning of period	971,283	2,817,418	1,015,472	960,284	484,531	238,128	936,616	341,918

Contract owners’ equity end of period	$2,545,179	971,283	203,532	1,015,472	479,314	484,531	1,523,900	936,616

CHANGES IN UNITS:
Beginning units	4,002	13,961	5,225	5,763	1,219	708	5,475	2,269
Units purchased	7,811	1,190	240	1,856	317	672	6,726	4,320
Units redeemed	(1,399)	(11,149)	(4,211)	(2,394)	(189)	(161)	(3,151)	(1,114)

Ending units	10,414	4,002	1,254	5,225	1,347	1,219	9,050	5,475

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVFA2		AMTB		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(84)	170	20,592	35,522	-	-	(993)	(192)
Realized gain (loss) on investments	264	35	(25,251)	(93,845)	-	11	1,448	(230)
Change in unrealized gain (loss) on investments	(372)	890	1,951	103,754	-	(9)	119	10,250
Reinvested capital gains	-	1	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(192)	1,096	(2,708)	45,431	-	2	574	9,828

Equity transactions:
Purchase payments received from contract owners	58	232	556,711	179,746	-	7	97,902	33,038
Transfers between funds (note 5a)	-	-	29	1	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,238)	-	(136,974)	(530,437)	-	(7)	(4,161)	(869)
Net policy repayments (loans) (note 4)	-	-	1,752	4,366	-	-	292	370
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(420)	(516)	(82,288)	(106,739)	-	-	(2,906)	(1,392)
Adjustments to maintain reserves	39	22	(136)	(7,396)	-	(2)	97	(109)

Net equity transactions	(1,561)	(262)	339,094	(460,459)	-	(2)	91,224	31,038

Net change in contract owners’ equity	(1,753)	834	336,386	(415,028)	-	-	91,798	40,866
Contract owners’ equity beginning of period	12,649	11,815	736,539	1,151,567	-	-	63,483	22,617

Contract owners’ equity end of period	$10,896	12,649	1,072,925	736,539	-	-	155,281	63,483

CHANGES IN UNITS:
Beginning units	135	138	3,318	4,863	-	-	151	69
Units purchased	1	3	2,033	807	-	-	235	89
Units redeemed	(17)	(6)	(1,228)	(2,352)	-	-	(16)	(7)

Ending units	119	135	4,123	3,318	-	-	370	151

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,925)	(356)	-	-	(116)	(89)	(5,129)	(4,644)
Realized gain (loss) on investments	(106,715)	(554,550)	-	9	295	(754)	47,525	(1,822,499)
Change in unrealized gain (loss) on investments	(4,207)	719,076	-	(5)	(682)	2,825	(282,697)	1,852,864
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(117,847)	164,170	-	4	(503)	1,982	(240,301)	25,721

Equity transactions:
Purchase payments received from contract owners	57,293	55,183	-	8	3,155	3,163	2,305,740	29,841
Transfers between funds (note 5a)	(2)	5	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(124,096)	(394,704)	-	(8)	-	(2,177)	(228,267)	(5,512,354)
Net policy repayments (loans) (note 4)	(4,728)	5,064	-	-	-	-	(53,034)	5,824
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(107,229)	(147,451)	-	-	(676)	(530)	(44,685)	(26,634)
Adjustments to maintain reserves	118	43,086	-	(4)	(78)	(7)	94	9,393

Net equity transactions	(178,644)	(438,817)	-	(4)	2,401	449	1,979,848	(5,493,930)

Net change in contract owners’ equity	(296,491)	(274,647)	-	-	1,898	2,431	1,739,547	(5,468,209)
Contract owners’ equity beginning of period	1,202,074	1,476,721	-	-	14,043	11,612	285,739	5,753,948

Contract owners’ equity end of period	$905,583	1,202,074	-	-	15,941	14,043	2,025,286	285,739

CHANGES IN UNITS:
Beginning units	4,371	6,144	-	-	109	107	1,637	34,993
Units purchased	266	266	-	-	23	29	11,147	275
Units redeemed	(898)	(2,039)	-	-	(6)	(27)	(1,928)	(33,631)

Ending units	3,739	4,371	-	-	126	109	10,856	1,637

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGR		OVGS3		OVGS		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(2,884)	6,941	7,565	(9,001)	4,307	8,058	4,148
Realized gain (loss) on investments	-	(24,703)	(44,307)	(43,255)	(28,105)	(51,050)	(68,678)	(24,457)
Change in unrealized gain (loss) on investments	-	61,904	(74,733)	208,831	(390,747)	93,787	57,765	30,633
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	34,317	(112,099)	173,141	(427,853)	47,044	(2,855)	10,324

Equity transactions:
Purchase payments received from contract owners	-	114,078	165,027	103,186	2,846,854	24,220	29,282	16,699
Transfers between funds (note 5a)	-	-	-	2	90	(3)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(896,411)	(62,060)	(48,370)	(47,143)	(191,067)	(16,315)	(1,181)
Net policy repayments (loans) (note 4)	-	4,991	(6,414)	(2,179)	379	321	(67)	(1,085)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(51,019)	(86,222)	(85,597)	(49,994)	(27,911)	(7,585)	(5,578)
Adjustments to maintain reserves	-	(7,037)	(96)	211	(321)	(5,190)	(19)	(6)

Net equity transactions	-	(835,398)	10,235	(32,747)	2,749,865	(199,630)	5,296	8,849

Net change in contract owners’ equity	-	(801,081)	(101,864)	140,394	2,322,012	(152,586)	2,441	19,173
Contract owners’ equity beginning of period	-	801,081	1,309,850	1,169,456	327,966	480,552	93,750	74,577

Contract owners’ equity end of period	$-	-	1,207,986	1,309,850	2,649,978	327,966	96,191	93,750

CHANGES IN UNITS:
Beginning units	-	6,107	8,518	8,754	1,053	1,714	3,016	2,851
Units purchased	-	973	1,432	979	7,771	80	983	488
Units redeemed	-	(7,080)	(1,322)	(1,215)	(396)	(741)	(657)	(323)

Ending units	-	-	8,628	8,518	8,428	1,053	3,342	3,016

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI		OVGI		OVSC		PMVFBA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$926	993	1,146	1,814	11,383	(2,213)	3,662	1,531
Realized gain (loss) on investments	(3,243)	(25,813)	(19,389)	(35,121)	569,958	99,814	1,195	2,960
Change in unrealized gain (loss) on investments	2,014	26,438	20,333	103,311	(377,181)	604,542	15,065	16,567
Reinvested capital gains	-	-	-	-	-	-	995	2,105

Net increase (decrease) in contract owners’ equity resulting from operations	(303)	1,618	2,090	70,004	204,160	702,143	20,917	23,163

Equity transactions:
Purchase payments received from contract owners	-	-	32,635	35,890	39,369	1,148,115	34,255	25,390
Transfers between funds (note 5a)	-	-	(1)	-	(3)	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(70)	(6,857)	(116,089)	(136,888)	(3,231,166)	(437,575)	(6,442)	(23,725)
Net policy repayments (loans) (note 4)	-	125	(7,367)	999	(234)	(22,193)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(870)	(908)	(34,263)	(33,149)	(46,128)	(92,179)	(2,002)	(6,446)
Adjustments to maintain reserves	(19)	6	(63)	11,759	219	(40,492)	(37)	87

Net equity transactions	(959)	(7,634)	(125,148)	(121,389)	(3,237,943)	555,676	25,774	(4,694)

Net change in contract owners’ equity	(1,262)	(6,016)	(123,058)	(51,385)	(3,033,783)	1,257,819	46,691	18,469
Contract owners’ equity beginning of period	11,212	17,228	521,742	573,127	3,444,200	2,186,381	266,022	247,553

Contract owners’ equity end of period	$9,950	11,212	398,684	521,742	410,417	3,444,200	312,713	266,022

CHANGES IN UNITS:
Beginning units	284	401	3,351	4,129	14,139	10,977	2,244	2,269
Units purchased	-	3	247	385	191	5,652	282	237
Units redeemed	(24)	(120)	(1,203)	(1,163)	(12,457)	(2,490)	(77)	(262)

Ending units	260	284	2,395	3,351	1,873	14,139	2,449	2,244

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVLDA		PVGIB		PVTIGB		PVTVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$16,563	2,709	552	825	1,508	1,314	(1,380)	475
Realized gain (loss) on investments	1,473	2,518	(6,092)	(18,456)	(1,126)	(2,741)	7,547	2,330
Change in unrealized gain (loss) on investments	(29,953)	8,192	(1,908)	31,214	(10,957)	5,726	(66,167)	13,355
Reinvested capital gains	-	834	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,917)	14,253	(7,448)	13,583	(10,575)	4,299	(60,000)	16,160

Equity transactions:
Purchase payments received from contract owners	2,366,479	101,212	28,536	36,597	10,467	846	202,123	29,692
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(311,702)	(175,345)	(2,179)	(18,372)	-	(4,723)	(5,096)	(14,761)
Net policy repayments (loans) (note 4)	(66,676)	-	(5,118)	2,444	-	-	(3,009)	1,692
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(41,950)	(16,846)	(7,262)	(9,239)	(2,191)	(1,570)	(17,443)	(12,002)
Adjustments to maintain reserves	(305)	40	(21)	162	(184)	120	48	31

Net equity transactions	1,945,846	(90,939)	13,956	11,592	8,092	(5,327)	176,623	4,652

Net change in contract owners’ equity	1,933,929	(76,686)	6,508	25,175	(2,483)	(1,028)	116,623	20,812
Contract owners’ equity beginning of period	288,959	365,645	118,835	93,660	51,611	52,639	103,104	82,292

Contract owners’ equity end of period	$2,222,888	288,959	125,343	118,835	49,128	51,611	219,727	103,104

CHANGES IN UNITS:
Beginning units	2,516	3,327	874	782	243	265	510	529
Units purchased	20,476	909	217	268	33	4	616	186
Units redeemed	(3,705)	(1,720)	(117)	(176)	(12)	(26)	(137)	(205)

Ending units	19,287	2,516	974	874	264	243	989	510

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVBVI		AVCA		AVCDI		TRBCG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$30	(18)	(611)	22	(1,321)	(1,214)	-	(6,624)
Realized gain (loss) on investments	726	2,963	(1,308)	(1,128)	(3,639)	(18,458)	-	159,186
Change in unrealized gain (loss) on investments	(1,146)	(2,158)	1,845	20,265	(9,259)	47,146	-	(13,137)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(390)	787	(74)	19,159	(14,219)	27,474	-	139,425

Equity transactions:
Purchase payments received from contract owners	1,302	2,018	11,670	12,305	14,431	15,998	-	279,660
Transfers between funds (note 5a)	-	(4)	-	-	-	-	-	1
Surrenders and Death Benefits (notes 3 and 5a)	(221)	(6,199)	(88,054)	(3,413)	(268)	(26,506)	-	(1,188,757)
Net policy repayments (loans) (note 4)	183	54	(175)	(151)	698	3,652	-	(11,887)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,540)	(3,060)	(6,209)	(7,797)	(15,324)	(18,858)	-	(79,365)
Adjustments to maintain reserves	(17)	148	(127)	(34)	101	52	-	13,361

Net equity transactions	(293)	(7,043)	(82,895)	910	(362)	(25,662)	-	(986,987)

Net change in contract owners’ equity	(683)	(6,256)	(82,969)	20,069	(14,581)	1,812	-	(847,562)
Contract owners’ equity beginning of period	11,833	18,089	149,524	129,455	181,903	180,091	-	847,562

Contract owners’ equity end of period	$11,150	11,833	66,555	149,524	167,322	181,903	-	-

CHANGES IN UNITS:
Beginning units	46	75	1,147	1,138	935	1,104	-	7,757
Units purchased	6	9	102	112	86	106	-	2,946
Units redeemed	(7)	(38)	(692)	(103)	(91)	(275)	-	(10,703)

Ending units	45	46	557	1,147	930	935	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TREI2		TRHS2		TRLT2		VWBFR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	1,762	(159)	-	-	2	18,539	6,491
Realized gain (loss) on investments	-	(54,076)	(321)	-	-	-	(884)	(2,092)
Change in unrealized gain (loss) on investments	-	91,304	(346)	-	-	-	(4,171)	8,302
Reinvested capital gains	-	-	-	-	-	-	5,233	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	38,990	(826)	-	-	2	18,717	12,701

Equity transactions:
Purchase payments received from contract owners	-	7,871	45,370	-	-	-	38,969	36,445
Transfers between funds (note 5a)	-	(8)	-	-	-	-	7	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(377,545)	(1,000)	-	-	-	(26,474)	(49,471)
Net policy repayments (loans) (note 4)	-	(8,039)	-	-	-	-	(140)	2,690
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(22,012)	(2,675)	-	-	-	(18,673)	(17,374)
Adjustments to maintain reserves	-	15,955	(52)	-	-	(2)	(35)	36,113

Net equity transactions	-	(383,778)	41,643	-	-	(2)	(6,346)	8,403

Net change in contract owners’ equity	-	(344,788)	40,817	-	-	-	12,371	21,104
Contract owners’ equity beginning of period	-	344,788	-	-	-	-	253,878	232,774

Contract owners’ equity end of period	$-	-	40,817	-	-	-	266,249	253,878

CHANGES IN UNITS:
Beginning units	-	3,440	-	-	-	-	1,788	1,728
Units purchased	-	182	385	-	-	-	275	323
Units redeemed	-	(3,622)	(33)	-	-	-	(316)	(263)

Ending units	-	-	352	-	-	-	1,747	1,788

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWBF		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50,681	22,239	2,464	(1,069)	13,550	(174)	5,998	(7,180)
Realized gain (loss) on investments	(645)	12,685	51,966	(74,676)	(83,800)	(743,910)	50,327	146,979
Change in unrealized gain (loss) on investments	(17,393)	9,488	(295,918)	271,684	(445,547)	1,328,154	(422,673)	343,467
Reinvested capital gains	13,908	-	-	-	-	-	20,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,551	44,412	(241,488)	195,939	(515,797)	584,070	(345,584)	483,266

Equity transactions:
Purchase payments received from contract owners	58,161	297,547	116,813	212,453	121,804	605,922	466,880	1,391,952
Transfers between funds (note 5a)	8	(4)	8	-	8	(1)	40	-
Surrenders and Death Benefits (notes 3 and 5a)	(212,555)	(234,272)	(136,274)	(220,957)	(925,701)	(1,056,938)	(142,486)	(944,832)
Net policy repayments (loans) (note 4)	(805)	1,373	(10,543)	(4,184)	3,412	(7,006)	(46,657)	(8,567)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(52,187)	(75,026)	(63,793)	(68,407)	(127,971)	(148,996)	(73,395)	(70,845)
Adjustments to maintain reserves	121	(5,196)	238	928	(9)	(18,768)	(210)	2,949

Net equity transactions	(207,257)	(15,578)	(93,551)	(80,167)	(928,457)	(625,787)	204,172	370,657

Net change in contract owners’ equity	(160,706)	28,834	(335,039)	115,772	(1,444,254)	(41,717)	(141,412)	853,923
Contract owners’ equity beginning of period	675,108	646,274	1,019,497	903,725	2,873,470	2,915,187	1,722,505	868,582

Contract owners’ equity end of period	$514,402	675,108	684,458	1,019,497	1,429,216	2,873,470	1,581,093	1,722,505

CHANGES IN UNITS:
Beginning units	1,603	1,647	3,486	3,891	5,561	6,942	4,775	3,089
Units purchased	133	709	609	875	298	1,057	1,723	5,033
Units redeemed	(581)	(753)	(919)	(1,280)	(1,875)	(2,438)	(1,216)	(3,347)

Ending units	1,155	1,603	3,176	3,486	3,984	5,561	5,282	4,775

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		VVEI		VVHYB		VVMCI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,068	(4,444)	4,607	5,548	16,039	15,728	190	(202)
Realized gain (loss) on investments	(12,456)	(48,924)	(9,576)	(7,050)	582	(6,378)	(11,235)	(25,957)
Change in unrealized gain (loss) on investments	(395,213)	418,212	34,216	39,794	(2,102)	16,087	(7,309)	144,672
Reinvested capital gains	20,750	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(380,851)	364,844	29,247	38,292	14,519	25,437	(18,354)	118,513

Equity transactions:
Purchase payments received from contract owners	710,640	207,905	38,646	41,673	28,003	25,471	117,401	81,356
Transfers between funds (note 5a)	74	(1)	2	-	-	-	(1)	1
Surrenders and Death Benefits (notes 3 and 5a)	(17,111)	(581,725)	(16,973)	(2,565)	(10,494)	(30,243)	(4,989)	(29,632)
Net policy repayments (loans) (note 4)	(5,875)	(14,891)	(5,120)	2,371	(3,415)	889	(4,251)	2,338
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(110,780)	(103,987)	(32,413)	(29,950)	(18,451)	(18,849)	(48,880)	(46,870)
Adjustments to maintain reserves	140	(38,032)	(8)	496	(102)	146	63	695

Net equity transactions	577,088	(530,731)	(15,866)	12,025	(4,459)	(22,586)	59,343	7,888

Net change in contract owners’ equity	196,237	(165,887)	13,381	50,317	10,060	2,851	40,989	126,401
Contract owners’ equity beginning of period	1,690,777	1,856,664	324,201	273,884	249,615	246,764	609,376	482,975

Contract owners’ equity end of period	$1,887,014	1,690,777	337,582	324,201	259,675	249,615	650,365	609,376

CHANGES IN UNITS:
Beginning units	1,623	2,226	2,121	2,036	1,565	1,718	2,985	2,938
Units purchased	735	231	268	346	188	225	643	503
Units redeemed	(225)	(834)	(367)	(261)	(216)	(378)	(345)	(456)

Ending units	2,133	1,623	2,022	2,121	1,537	1,565	3,283	2,985

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VVHGB		WRASP		SVDF		SVOF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,386	4,721	(5,099)	11,746	(2,192)	(1,612)	(676)	114
Realized gain (loss) on investments	2,859	1,973	499,615	5,891	18,257	(3,033)	31,853	4,876
Change in unrealized gain (loss) on investments	3,146	2,609	(346,216)	317,542	(19,018)	82,276	(39,215)	15,818
Reinvested capital gains	1,668	313	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,059	9,616	148,300	335,179	(2,953)	77,631	(8,038)	20,808

Equity transactions:
Purchase payments received from contract owners	24,190	10,275	96,116	3,408,932	119,961	21,276	68,110	4,134
Transfers between funds (note 5a)	1	-	-	-	168	(4)	83	-
Surrenders and Death Benefits (notes 3 and 5a)	(7,575)	5,381	(3,485,013)	76,215	(77,173)	(18,056)	(60,243)	(6,848)
Net policy repayments (loans) (note 4)	(2,002)	(495)	(3,502)	(14,923)	(1,302)	48	350	(825)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(13,949)	(13,792)	(40,259)	(90,901)	(29,261)	(20,602)	(5,275)	(4,416)
Adjustments to maintain reserves	(30)	177	(121)	(41,257)	(144)	(6,401)	(117)	(4,647)

Net equity transactions	635	1,546	(3,432,779)	3,338,066	12,249	(23,739)	2,908	(12,602)

Net change in contract owners’ equity	12,694	11,162	(3,284,479)	3,673,245	9,296	53,892	(5,130)	8,206
Contract owners’ equity beginning of period	186,845	175,683	3,675,388	2,143	288,673	234,781	106,688	98,482

Contract owners’ equity end of period	$199,539	186,845	390,909	3,675,388	297,969	288,673	101,558	106,688

CHANGES IN UNITS:
Beginning units	1,360	1,349	28,620	18	1,637	1,750	355	385
Units purchased	223	171	829	30,887	673	166	227	20
Units redeemed	(221)	(160)	(26,144)	(2,285)	(614)	(279)	(222)	(50)

Ending units	1,362	1,360	3,305	28,620	1,696	1,637	360	355

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFVSCG		NVAGF3		NVAGF6		GVGU1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,486)	(97)	67	724	975	1,490	-	300
Realized gain (loss) on investments	(1,924)	14,340	(1,117)	6,147	(3,513)	(21)	-	(14,803)
Change in unrealized gain (loss) on investments	(24,585)	(13,847)	942	(942)	1,605	(819)	-	12,533
Reinvested capital gains	-	-	105	285	1,526	633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,995)	396	(3)	6,214	593	1,283	-	(1,970)

Equity transactions:
Purchase payments received from contract owners	321,662	1,152	51	99,223	-	16,895	-	2,622
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(37,571)	(85,736)	(11,124)	(86,929)	(30,217)	1	-	(55,517)
Net policy repayments (loans) (note 4)	(843)	-	(5,242)	76	-	-	-	93
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(5,426)	(1,811)	(108)	(2,075)	(1,190)	(3,993)	-	(1,320)
Adjustments to maintain reserves	(84)	(14,892)	(53)	(30)	(105)	132	-	(802)

Net equity transactions	277,738	(101,287)	(16,476)	10,265	(31,512)	13,035	-	(54,924)

Net change in contract owners’ equity	249,743	(100,891)	(16,479)	16,479	(30,919)	14,318	-	(56,894)
Contract owners’ equity beginning of period	3,801	104,692	16,479	-	30,919	16,601	-	56,894

Contract owners’ equity end of period	$253,544	3,801	-	16,479	-	30,919	-	-

CHANGES IN UNITS:
Beginning units	23	797	135	-	127	73	-	149
Units purchased	1,880	8	-	932	-	70	-	6
Units redeemed	(283)	(782)	(135)	(797)	(127)	(16)	-	(155)

Ending units	1,620	23	-	135	-	127	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JARLCS		GVGH1		SGRF4		GVUG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	68	-	68	-	-	-	(678)
Realized gain (loss) on investments	-	773	-	(3,827)	-	-	-	(68,841)
Change in unrealized gain (loss) on investments	-	(554)	-	5,829	-	-	-	82,777
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	287	-	2,070	-	-	-	13,258

Equity transactions:
Purchase payments received from contract owners	-	143	-	6,638	-	151	-	9,909
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(3,571)	-	(124,686)	-	(12)	-	(299,224)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	1,906
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(81)	-	(631)	-	(341)	-	(11,155)
Adjustments to maintain reserves	-	120	-	(183)	-	202	-	(668)

Net equity transactions	-	(3,389)	-	(118,862)	-	-	-	(299,232)

Net change in contract owners’ equity	-	(3,102)	-	(116,792)	-	-	-	(285,974)
Contract owners’ equity beginning of period	-	3,102	-	116,792	-	-	-	285,974

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	11	-	447	-	-	-	1,750
Units purchased	-	1	-	23	-	1	-	76
Units redeemed	-	(12)	-	(470)	-	(1)	-	(1,826)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWRE		GVGU		GEF3		GVGF1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	579	-	1	-	57
Realized gain (loss) on investments	-	-	-	(23,445)	-	46	-	(22,262)
Change in unrealized gain (loss) on investments	-	-	-	19,217	-	(1)	-	23,054
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	(3,649)	-	46	-	849

Equity transactions:
Purchase payments received from contract owners	-	-	-	4,204	-	212	-	377
Transfers between funds (note 5a)	-	(8,522)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	-	-	(100,056)	-	(952)	-	(42,030)
Net policy repayments (loans) (note 4)	-	-	-	60	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	-	-	(4,327)	-	(365)	-	(484)
Adjustments to maintain reserves	-	-	-	226	-	(9)	-	(32)

Net equity transactions	-	(8,522)	-	(99,893)	-	(1,114)	-	(42,169)

Net change in contract owners’ equity	-	(8,522)	-	(103,542)	-	(1,068)	-	(41,320)
Contract owners’ equity beginning of period	-	8,522	-	103,542	-	1,068	-	41,320

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	664	-	8	-	143
Units purchased	-	-	-	36	-	2	-	1
Units redeemed	-	-	-	(700)	-	(10)	-	(144)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGFS		GVGHS		GGTC		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	12	-	19	-	(170)	-	(254)
Realized gain (loss) on investments	-	(62)	-	(892)	-	(10,425)	-	(4,222)
Change in unrealized gain (loss) on investments	-	242	-	2,214	-	10,229	-	4,874
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	192	-	1,341	-	(366)	-	398

Equity transactions:
Purchase payments received from contract owners	-	126	-	1,950	-	2,639	-	7,747
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(10,530)	-	(106,351)	-	(113,113)	-	(138,951)
Net policy repayments (loans) (note 4)	-	-	-	2,599	-	1,630	-	3,263
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(559)	-	(1,387)	-	(1,851)	-	(3,160)
Adjustments to maintain reserves	-	47	-	(2,664)	-	(318)	-	(4,590)

Net equity transactions	-	(10,916)	-	(105,853)	-	(111,013)	-	(135,691)

Net change in contract owners’ equity	-	(10,724)	-	(104,512)	-	(111,379)	-	(135,293)
Contract owners’ equity beginning of period	-	10,724	-	104,512	-	111,379	-	135,293

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	101	-	956	-	411	-	1,201
Units purchased	-	2	-	49	-	22	-	102
Units redeemed	-	(103)	-	(1,005)	-	(433)	-	(1,303)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FALF		FF20S
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	40	-	-
Realized gain (loss) on investments	-	(943)	-	2
Change in unrealized gain (loss) on investments	-	983	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	80	-	2

Equity transactions:
Purchase payments received from contract owners	-	39	-	77
Transfers between funds (note 5a)	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(2,236)	-	(4)
Net policy repayments (loans) (note 4)	-	17	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(44)	-	(71)
Adjustments to maintain reserves	-	40	-	(4)

Net equity transactions	-	(2,184)	-	(2)

Net change in contract owners’ equity	-	(2,104)	-	-
Contract owners’ equity beginning of period	-	2,104	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	19	-	-
Units purchased	-	1	-	8
Units redeemed	-	(20)	-	(8)

Ending units	-	-	-	-

See accompanying notes to financial statements.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Organization

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance 3 Company (NLAIC or the Company) with NLAIC as the surviving entity. The Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I - 2 Shares (AASCO)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series I (AVBVI)
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Development Fund - Series I (AVCDI)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2011, contract owners were not invested in the fund.

The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) Expense and Related Party Transactions

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0—4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 -15 5% per premium payment will be deducted. After year 15 there is no intent to continue the charge, but reserve the right to do so and (3) Federal tax charges (1.25— 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in net assets.

For the period ended December 31, 2011 total front-end sales charge deductions were $496,659 and was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

For the year ended December 31, 2011 and 2010, total transfers between the Account and the Company were $1,188,793 and $1,620,577, respectively. Transfers to and from the Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLICA Options Elite contracts, this charge is referred to as the Insurance Charge.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

(c) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLIAC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLIAC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50), (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount

$0.09 per $1,000 on the next million of Face Amount

$0.07 per $1,000 on the next million of Face Amount

$0.05 per $1,000 on the next million of Face Amount

$0.03 per $1,000 on the next million of Face Amount

$0 on the excess Face Amount over $5 million

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge, (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a policyholder of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross. premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

(6) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$154,366,432	$0	$0	$154,366,432

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$187,389	$640,918
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	62,827	274,159
Stock Index Fund, Inc. - Initial Shares (DSIF)	438,240	316,221
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS)	283,189	4,969,677
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	32,073	2,992,844
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	76,744	122,112
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,365	14,816
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	5,653,170	681,772
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	127,905	1,510,827
Investors Growth Stock Series - Initial Class (MIGIC)	37,048	9,109
Value Series - Initial Class (MVFIC)	2,010,422	1,178,233
Core Plus Fixed Income Portfolio - Class I (MSVFI)	176,415	181,310
Emerging Markets Debt Portfolio - Class I (MSEM)	93,788	108,511
U.S. Real Estate Portfolio - Class I (MSVRE)	1,469,011	232,763
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	54,095	173,575
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	16,630	88,369
American Funds NVIT Bond Fund - Class II (GVABD2)	34,857	47,374
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	19,548	10,192
American Funds NVIT Growth Fund - Class II (GVAGR2)	30,063	46,926
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	11,440	2,578
Federated NVIT High Income Bond Fund - Class I (HIBF)	25,216	6,509
Federated NVIT High Income Bond Fund - Class III (HIBF3)	30,482	37,605
NVIT Emerging Markets Fund - Class I (GEM)	47,567	176,808
NVIT Emerging Markets Fund - Class III (GEM3)	49,402	115,520
NVIT International Equity Fund - Class III (GIG3)	30,816	219
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	72,514	132,375
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	302,030	318,395

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,086,143	76,610
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,931	403
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	62,262	342,054
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,823,281	320,697
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	73,101	2,307
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	12,473	64,617
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	5,877	2,637
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	16,241	2,351
NVIT Core Bond Fund - Class I (NVCBD1)	58,718	289,341
NVIT Core Plus Bond Fund - Class I (NVLCP1)	199	4,986
NVIT Fund - Class IV (TRF4)	104,126	293,132
NVIT Government Bond Fund - Class I (GBF)	28,619	15,364
NVIT Government Bond Fund - Class IV (GBF4)	159,815	708,209
American Century NVIT Growth Fund - Class IV (CAF4)	120,841	274,832
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	48,649	67,539
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	26,080	19,330
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,624,642	320,045
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	144,197	5,259,309
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	17,744	23,719
NVIT Mid Cap Index Fund - Class I (MCIF)	81,046	61,477
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	20,225	59,103
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	224,215	235,260
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	73,586	1,621,970
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	97,669	250,219
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	23,377	69,026
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	259,879	633,011
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	81,618	174,185
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	76,010	193,994
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	325,314	339,668
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	128,169	320,197
NVIT Multi-Sector Bond Fund - Class I (MSBF)	349,043	115,522
NVIT S&P 500 Index Fund - Class IV (GVEX4)	906,517	2,661,334
NVIT Short Term Bond Fund - Class II (NVSTB2)	9,736	79,190
NVIT Large Cap Growth Fund - Class I (NVOLG1)	606,746	2,039,155
Templeton NVIT International Value Fund - Class III (NVTIV3)	181	115
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	183,467	392,799
NVIT Real Estate Fund - Class I (NVRE1)	225,576	873,734
NVIT Money Market Fund - Class IV (SAM4)	3,077,388	3,141,014
VPS Growth and Income Portfolio - Class A (ALVGIA)	18,591	66,321
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	156,053	391,188
VP Income & Growth Fund - Class I (ACVIG)	27,413	47,202
VP Inflation Protection Fund - Class II (ACVIP2)	287,408	375,337
VP International Fund - Class I (ACVI)	19,204	11,349
VP Mid Cap Value Fund - Class I (ACVMV1)	260,055	571,375
VP Ultra(R) Fund - Class I (ACVU1)	159,384	12,515
VP Value Fund - Class I (ACVV)	3,786	2,430
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	270,705	234,130
Appreciation Portfolio - Initial Shares (DCAP)	368,096	53,517
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	54,528	23,108
Capital Appreciation Fund II - Primary Shares (FVCA2P)	2,970	3,178
Quality Bond Fund II - Primary Shares (FQB)	142,170	166,108
Equity-Income Portfolio - Initial Class (FEIP)	592,039	1,135,808
High Income Portfolio - Initial Class (FHIP)	229,270	185,903
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	161,397	842,091
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	58	1,622
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	150,712	194,715
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	94,712	56,020
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,189	12,938
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	7,734	530
VIP Fund - Growth Portfolio - Initial Class (FGP)	626,748	2,120,593
VIP Fund - Growth Portfolio - Service Class (FGS)	62,036	45,329
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	250,506	178,852
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	2,744,444	1,493,845
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	13,452	14,147
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	512,880	1,428,044

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Overseas Portfolio - Initial Class (FOP)	184,451	290,473
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	599,874	498,884
VIP Fund - Overseas Portfolio - Service Class (FOS)	226	1,521
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	49,765	24,678
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	193,736	35,487
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	304,285	207,860
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,123,411	301,010
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	33,773	818,685
Templeton Foreign Securities Fund - Class 1 (TIF)	144,056	77,192
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,053,383	331,788
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	59	1,746
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	569,499	212,271
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	97,981	7,811
Partners Portfolio - I Class Shares (AMTP)	35,762	221,353
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	3,122	766
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,300,429	326,096
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	4	1,058
Global Securities Fund/VA - Class 3 (OVGS3)	179,272	161,993
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,887,649	148,163
High Income Fund/VA - Class 3 (OVHI3)	36,617	23,167
High Income Fund/VA - Non-Service Shares (OVHI)	1,005	1,037
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	29,053	152,887
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	50,295	3,276,609
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	41,411	10,992
Low Duration Portfolio - Administrative Class (PMVLDA)	2,376,998	414,411
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	27,099	12,603
Putnam VT International Equity Fund - IB Shares (PVTIGB)	12,349	2,615
Putnam VT Voyager Fund - IB Shares (PVTVB)	200,929	25,755
V.I. Basic Value Fund - Series I (AVBVI)	1,423	1,683
V.I. Capital Appreciation Fund - Series I (AVCA)	11,907	95,302
V.I. Capital Development Fund - Series I (AVCDI)	11,892	13,706
Blue Chip Growth Portfolio - II (TRBCG2)	-	49
Equity Income Portfolio - II (TREI2)	1	132
Health Sciences Portfolio - II (TRHS2)	45,189	3,658
Limited-Term Bond Portfolio - II (TRLT2)	-	-
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	60,064	42,623
VIP Trust - Global Bond Fund: Initial Class (VWBF)	116,318	264,117
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	245,740	336,641
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	150,703	1,061,508
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	570,348	339,290
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	808,646	208,376
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	33,812	45,074
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)	43,092	31,408
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	104,705	45,231
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	38,602	31,897
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	101,112	3,538,916
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	117,419	108,384
Advantage VT Opportunity Fund - Class 2 (SVOF)	71,231	70,181
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	314,811	38,494
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	203	16,532
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	2,560	31,470

Total	$48,203,758	$59,319,950

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2011	0.65% to 0.75%	19,003	$ 302.81 to $ 149.05	$4,041,060	0.00%	-3.81% to -3.90%
2010	0.65% to 0.75%	20,807	314.80 to 155.10	4,616,581	0.00%	24.48% to 24.36%
2009	0.65% to 0.75%	25,509	252.88 to 124.72	4,578,018	0.00%	44.56% to 44.42%
2008	0.65% to 0.75%	29,769	174.93 to 86.36	3,744,557	0.00%	-46.95% to -47%
2007	0.65% to 0.75%	31,313	329.73 to 162.95	7,398,584	0.00%	16.48% to 16.36%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.75%	1,628	126.46	205,869	2.06%	-4.35%
2010	0.75%	3,262	132.20	431,242	2.15%	9.06%
2009	0.75%	1,255	121.22	152,128	1.97%	21.22%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.65% to 0.75%	7,390	303.13 to 150.26	1,386,933	1.86%	1.22% to 1.12%
2010	0.65% to 0.75%	6,843	299.48 to 148.59	1,277,855	2.17%	14.09% to 13.98%
2009	0.65% to 0.75%	5,351	262.48 to 130.37	714,643	2.65%	25.52% to 25.39%
2008	0.65% to 0.75%	4,534	209.12 to 103.97	492,880	2.19%	-37.55% to -37.61%
2007	0.65% to 0.75%	3,759	334.86 to 166.65	642,574	1.76%	4.57% to 4.46%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.65% to 0.75%	3,177	342.00 to 169.53	686,910	0.75%	0.70% to 0.60%
2010	0.65% to 0.75%	24,924	339.62 to 168.52	5,191,147	3.24%	7.42% to 7.31%
2009	0.65% to 0.75%	2,360	316.17 to 157.03	455,258	3.11%	24.77% to 24.64%
2008	0.65% to 0.75%	2,055	253.4 to 125.99	303,866	2.87%	-16.6% to -16.69%
2007	0.65% to 0.75%	739	303.86 to 151.22	161,081	2.47%	9.57% to 9.46%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.65% to 0.75%	2,787	317.81 to 157.38	467,488	0.09%	-7.54% to -7.64%
2010	0.65% to 0.75%	16,533	343.74 to 170.39	3,392,549	0.29%	5.79% to 5.68%
2009	0.65% to 0.75%	3,237	324.93 to 161.22	580,814	0.02%	45.07% to 44.92%
2008	0.65% to 0.75%	3,513	223.98 to 111.25	461,018	0.01%	-44.67% to -44.73%
2007	0.65% to 0.75%	3,218	404.82 to 201.27	811,056	0.21%	35.74% to 35.61%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.75%	348	146.33	50,923	0.00%	-9.49%
2010	0.75%	696	161.67	112,524	0.00%	23.59%
2009	0.75%	823	130.82	107,662	0.00%	55.92%
2008	0.75%	35	83.90	2,903	0.09%	-44.32%
2007	0.75%	45	150.67	6,838	0.39%	20.84%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.65% to 0.75%	341	289.28 to 143.25	94,118	0.00%	-9.25% to -9.34%
2010	0.65% to 0.75%	195	318.76 to 158.00	56,213	0.00%	23.59% to 23.47%
2009	0.65% to 0.75%	343	257.92 to 127.97	83,397	0.00%	55.88% to 55.72%
2008	0.65% to 0.75%	211	165.46 to 82.18	31,301	0.10%	-44.34% to -44.39%
2007	0.65% to 0.75%	117	297.24 to 147.78	26,634	0.31%	20.91% to 20.78%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.75%	27,235	194.93	5,308,787	0.48%	-32.84%
2010	0.75%	8,762	290.24	2,543,075	0.58%	24.10%
2009	0.75%	9,542	233.88	2,231,704	0.47%	77.73%
2008	0.75%	11,445	131.59	1,506,018	2.71%	-52.57%
2007	0.75%	10,179	277.43	2,823,884	0.44%	27.11%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.65% to 0.75%	1,182	419.73 to 207.85	481,502	0.25%	-32.78% to -32.84%
2010	0.65% to 0.75%	3,487	624.38 to 309.49	2,152,010	0.58%	24.21% to 24.08%
2009	0.65% to 0.75%	3,404	502.69 to 249.42	1,691,146	0.44%	77.91% to 77.73%
2008	0.65% to 0.75%	3,537	282.55 to 140.34	987,901	2.75%	-52.54% to -52.59%
2007	0.65% to 0.75%	3,208	595.33 to 295.98	1,873,495	0.46%	27.18% to 27.06%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.65% to 0.75%	839	298.63 to 148.03	129,765	0.51%	-0.07% to -0.17%
2010	0.65% to 0.75%	634	298.84 to 148.28	100,333	0.48%	11.75% to 11.63%
2009	0.65% to 0.75%	763	267.43 to 132.83	125,037	0.70%	38.65% to 38.51%
2008	0.65% to 0.75%	792	192.88 to 95.9	79,855	0.58%	-37.28% to -37.35%
Value Series - Initial Class (MVFIC)
2011	0.65% to 0.75%	31,313	344.56 to 170.79	6,457,187	1.58%	-0.95% to -1.05%
2010	0.65% to 0.75%	28,128	347.85 to 172.60	5,878,499	1.95%	10.81% to 10.70%
2009	0.65% to 0.75%	4,964	313.91 to 155.91	910,310	1.48%	21.92% to 21.80%
2008	0.65% to 0.75%	4,386	257.48 to 128.01	673,808	1.03%	-33.02% to -33.09%
2007	0.65% to 0.75%	3,744	384.41 to 191.31	769,173	0.61%	7.2% to 0.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.65% to 0.75%	636	256.53 to 127.16	87,988	3.22%	4.96% to 4.86%
2010	0.65% to 0.75%	715	244.39 to 121.26	91,384	5.59%	6.45% to 6.34%
2009	0.65% to 0.75%	767	229.58 to 114.03	91,736	9.46%	8.93% to 8.83%
2008	0.65% to 0.75%	807	210.75 to 104.78	87,633	5.61%	-10.79% to -10.88%
2007	0.65% to 0.75%	911	236.24 to 117.57	116,348	2.95%	4.77% to 4.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.65% to 0.75%	570	$ 409.23 to $ 202.85	$203,340	4.47%	6.34% to 6.24%
2010	0.65% to 0.75%	667	384.83 to 190.94	215,380	1.60%	9.03% to 8.92%
2009	0.65% to 0.75%	260	352.94 to 175.30	50,907	10.06%	29.37% to 29.24%
2008	0.65% to 0.75%	266	272.83 to 135.64	38,968	7.12%	-15.53% to -15.61%
2007	0.65% to 0.75%	275	322.98 to 160.74	47,007	7.11%	5.84% to 5.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.65% to 0.75%	2,784	489.80 to 242.79	1,363,364	1.22%	5.23% to 5.13%
2010	0.65% to 0.75%	293	465.44 to 230.94	135,671	0.89%	29.12% to 28.99%
2009	0.65% to 0.75%	2,663	360.47 to 179.04	959,571	5.14%	27.52% to 27.40%
2008	0.65% to 0.75%	15,231	282.67 to 140.54	2,520,226	3.42%	-38.3% to -38.36%
2007	0.65% to 0.75%	15,827	458.12 to 228.00	4,330,186	0.98%	-17.61% to -17.69%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.65% to 0.75%	4,936	282.04 to 140.64	740,880	1.62%	0.00% to -0.10%
2010	0.65% to 0.75%	5,773	282.05 to 140.79	867,026	0.17%	12.73% to 12.62%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.75%	858	105.23	90,284	1.78%	0.18%
2010	0.75%	1,511	105.04	158,716	0.36%	11.18%
2009	0.75%	27,559	94.48	2,603,697	0.08%	22.49%
2008	0.75%	25,960	77.13	2,002,259	2.50%	-30.30%
2007	0.75%	28,505	110.66	3,154,362	1.94%	5.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.75%	843	117.81	99,317	1.91%	4.94%
2010	0.75%	970	112.27	108,904	2.45%	5.20%
2009	0.75%	1,052	106.72	112,274	0.20%	11.31%
2008	0.75%	168	95.88	16,114	4.61%	-10.55%
2007	0.75%	21	107.18	2,206	10.26%	2.21%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.75%	977	104.23	101,831	0.93%	-9.99%
2010	0.75%	893	115.79	103,401	0.89%	10.47%
2009	0.75%	867	104.82	90,877	0.00%	40.55%
2008	0.75%	1,291	74.58	96,280	2.40%	-39.10%
2007	0.75%	1,400	122.45	171,442	2.66%	13.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.75%	4,448	96.94	431,199	0.26%	-5.40%
2010	0.75%	4,594	102.47	470,770	0.20%	17.31%
2009	0.75%	5,153	87.35	450,132	0.00%	37.75%
2008	0.75%	4,281	63.42	271,462	2.02%	-44.63%
2007	0.75%	3,623	114.53	414,918	0.68%	11.06%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.75%	220	83.89	18,455	1.06%	-2.96%
2010	0.75%	123	86.45	10,633	1.27%	10.15%
2009	0.75%	97	78.49	7,613	0.00%	29.71%
2008	0.75%	81	60.51	4,879	3.81%	-38.53%
2007	0.75%	14	98.43	1,368	1.28%	-1.57%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.65% to 0.75%	189	333.80 to 165.46	60,226	8.82%	3.15% to 3.04%
2010	0.65% to 0.75%	145	323.61 to 160.57	43,826	9.02%	12.42% to 12.31%
2009	0.65% to 0.75%	142	287.86 to 142.97	37,833	10.59%	45.05% to 44.91%
2008	0.65% to 0.75%	88	198.45 to 98.66	14,948	9.09%	-28.46% to -28.53%
2007	0.65% to 0.75%	124	277.38 to 138.05	25,225	7.29%	2.46% to 2.36%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.75%	378	141.16	53,359	8.24%	3.03%
2010	0.75%	460	137.01	63,023	9.56%	12.32%
2009	0.75%	439	121.98	53,551	10.94%	44.99%
2008	0.75%	429	84.13	36,075	9.42%	-28.64%
2007	0.75%	324	117.89	38,187	7.85%	2.39%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.65% to 0.75%	279	604.28 to 299.54	152,743	0.63%	-22.88% to -22.95%
2010	0.65% to 0.75%	461	783.53 to 388.77	336,733	0.06%	15.42% to 15.31%
2009	0.65% to 0.75%	479	678.84 to 337.16	296,803	1.38%	62.26% to 62.09%
2008	0.65% to 0.75%	550	418.37 to 208	211,701	1.24%	-58.04% to -58.08%
2007	0.65% to 0.75%	577	996.98 to 496.17	513,488	0.70%	44.63% to 44.49%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.75%	2,429	183.88	446,645	0.69%	-22.97%
2010	0.75%	2,725	238.72	650,503	0.07%	15.35%
2009	0.75%	3,431	206.96	710,068	1.48%	62.26%
2008	0.75%	3,348	127.54	427,107	1.20%	-58.15%
2007	0.75%	3,138	304.73	956,086	0.70%	44.46%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class III (GIG3)
2011	0.75%	361	$ 84.17	$30,387	1.73%	-15.83%	****
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.75%	842	70.55	59,402	0.99%	-10.67%
2010	0.75%	1,613	78.98	127,388	0.27%	12.16%
2009	0.75%	18,856	70.41	1,327,737	0.02%	28.48%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.75%	2,345	78.80	184,779	0.57%	-12.28%
2010	0.75%	2,532	89.83	227,438	0.22%	14.74%
2009	0.75%	2,881	78.28	225,535	0.07%	51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.75%	9,435	94.28	889,554	0.53%	-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.75%	61	87.07	5,311	2.04%	-6.89%
2010	0.75%	46	93.51	4,302	0.49%	14.14%
2009	0.75%	33	81.93	2,704	0.40%	28.33%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.75%	799	101.79	81,332	3.43%	-2.00%
2010	0.75%	3,459	103.87	359,277	1.51%	9.64%
2009	0.75%	52	94.74	4,926	1.86%	18.99%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.75%	23,517	95.42	2,243,885	1.11%	-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.75%	632	109.24	69,038	3.24%	0.74%
2010	0.75%	1	108.43	108	1.44%	6.07%
2009	0.75%	2	102.23	204	2.34%	12.37%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.75%	565	98.61	55,712	1.93%	-2.98%
2010	0.75%	1,082	101.63	109,964	1.01%	10.59%
2009	0.75%	1,049	91.90	96,398	4.89%	21.09%
2008	0.75%	38	75.89	2,881	0.64%	-24.11%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.75%	71	92.07	6,537	2.38%	-5.29%
2010	0.75%	38	97.21	3,694	0.68%	12.65%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.75%	782	104.49	81,714	2.57%	-1.03%
2010	0.75%	671	105.58	70,841	1.24%	8.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.75%	560	120.11	67,264	2.14%	5.80%
2010	0.75%	2,595	113.53	294,607	3.69%	6.26%
2009	0.75%	35	106.84	3,740	3.48%	7.97%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.75%	44	130.08	5,724	2.62%	5.58%
2010	0.75%	83	123.21	10,227	2.40%	7.55%
NVIT Fund - Class IV (TRF4)
2011	0.65% to 0.75%	3,502	454.22 to 282.52	1,353,666	1.14%	-0.02% to -0.12%
2010	0.65% to 0.75%	4,019	454.29 to 282.85	1,549,775	1.04%	12.74% to 12.63%
2009	0.65% to 0.75%	4,805	402.94 to 251.13	1,676,686	1.43%	25.13% to 25.00%
2008	0.65% to 0.75%	6,000	322.02 to 200.90	1,713,552	1.43%	-41.93% to -41.99%
2007	0.65% to 0.75%	6,616	554.54 to 346.30	3,262,749	1.05%	7.48% to 7.37%
NVIT Government Bond Fund - Class I (GBF)
2011	0.75%	669	141.95	94,966	2.98%	6.46%
2010	0.75%	589	133.34	78,540	4.01%	4.00%
2009	0.75%	550	128.22	70,520	5.63%	1.92%
2008	0.75%	447	125.80	56,198	4.69%	6.91%
2007	0.75%	259	117.66	30,518	4.47%	6.35%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class IV (GBF4)
2011	0.65% to 0.75%	3,248	$ 486.02 to $ 289.33	$1,299,882	2.76%	6.65% to 6.55%
2010	0.65% to 0.75%	4,659	455.70 to 271.55	1,780,577	3.05%	4.10% to 4.00%
2009	0.65% to 0.75%	5,140	437.73 to 261.11	1,953,048	3.58%	2.02% to 1.92%
2008	0.65% to 0.75%	5,271	429.06 to 256.19	1,931,076	4.16%	6.92% to 6.81%
2007	0.65% to 0.75%	5,753	401.3 to 239.85	2,041,040	4.49%	6.57% to 6.46%
American Century NVIT Growth Fund - Class IV (CAF4)
2011	0.65% to 0.75%	12,153	230.07 to 113.47	1,786,214	0.58%	-1.33% to -1.43%
2010	0.65% to 0.75%	13,320	233.18 to 115.12	1,958,207	0.64%	18.47% to 18.36%
2009	0.65% to 0.75%	16,309	196.82 to 97.27	2,014,035	0.59%	32.76% to 32.62%
2008	0.65% to 0.75%	17,747	148.26 to 73.34	1,664,220	0.27%	-39.18% to -39.24%
2007	0.65% to 0.75%	19,818	243.77 to 120.71	3,157,171	0.18%	18.78% to 18.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.65% to 0.75%	3,737	326.51 to 160.52	600,016	1.81%	-4.55% to -4.65%
2010	0.65% to 0.75%	3,895	342.09 to 168.34	655,858	1.93%	13.89% to 13.77%
2009	0.65% to 0.75%	4,022	300.38 to 147.96	595,865	1.29%	26.38% to 26.26%
2008	0.65% to 0.75%	3,736	237.67 to 117.19	438,408	2.15%	-37.25% to -37.32%
2007	0.65% to 0.75%	3,126	378.78 to 186.96	588,276	1.95%	5.27% to 5.16%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.65% to 0.75%	614	271.13 to 135.66	83,699	2.41%	2.27% to 2.16%
2010	0.65% to 0.75%	578	265.12 to 132.78	76,749	3.66%	5.21% to 5.10%
2009	0.65% to 0.75%	634	252.00 to 126.34	81,606	1.83%	8.38% to 8.27%
2008	0.65% to 0.75%	3,964	232.52 to 116.69	462,686	3.40%	-6.63% to -6.73%
2007	0.65% to 0.75%	2,362	249.04 to 125.10	295,735	4.50%	4.69% to 4.59%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.65% to 0.75%	15,245	304.66 to 151.20	3,336,018	2.06%	-0.69% to -0.79%
2010	0.65% to 0.75%	11,166	306.77 to 152.40	2,148,430	2.00%	10.20% to 10.09%
2009	0.65% to 0.75%	13,190	278.39 to 138.44	2,524,059	1.59%	18.36% to 18.25%
2008	0.65% to 0.75%	7,383	235.2 to 117.08	1,117,234	2.86%	-23.69% to -23.77%
2007	0.65% to 0.75%	10,587	308.23 to 153.58	2,027,206	2.98%	4.97% to 4.87%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.65% to 0.75%	10,934	320.77 to 158.19	1,893,677	2.16%	-2.76% to -2.86%
2010	0.65% to 0.75%	35,746	329.87 to 162.84	6,874,161	2.48%	12.10% to 11.99%
2009	0.65% to 0.75%	11,711	294.25 to 145.40	1,870,582	1.55%	23.59% to 23.46%
2008	0.65% to 0.75%	9,610	238.10 to 117.77	1,297,614	2.51%	-31.84% to -31.9%
2007	0.65% to 0.75%	8,992	349.30 to 172.95	1,825,841	2.27%	5.46% to 5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.65% to 0.75%	1,573	291.53 to 145.40	233,688	2.31%	1.40% to 1.30%
2010	0.65% to 0.75%	1,639	287.50 to 143.54	240,581	2.38%	7.81% to 7.71%
2009	0.65% to 0.75%	1,647	266.66 to 133.27	225,225	2.08%	13.82% to 13.71%
2008	0.65% to 0.75%	1,450	234.29 to 117.2	173,048	3.16%	-15.59% to -15.68%
2007	0.65% to 0.75%	1,503	277.57 to 139.00	212,639	3.59%	5.17% to 5.06%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.65% to 0.75%	1,174	408.86 to 202.67	309,891	0.78%	-3.17% to -3.27%
2010	0.65% to 0.75%	1,241	422.26 to 209.52	309,373	0.54%	25.38% to 25.26%
2009	0.65% to 0.75%	10,345	336.78 to 167.27	2,073,476	1.06%	35.87% to 35.73%
2008	0.65% to 0.75%	10,511	247.87 to 123.23	1,569,051	1.29%	-36.88% to -36.94%
2007	0.65% to 0.75%	10,807	392.66 to 195.42	2,568,793	1.36%	6.86% to 6.75%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.75%	2,952	84.25	248,717	1.25%	-10.04%
2010	0.75%	3,392	93.66	317,692	0.82%	13.18%
2009	0.75%	4,101	82.75	339,353	0.34%	35.44%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.75%	4,661	96.33	448,978	1.86%	-16.74%
2010	0.75%	4,831	115.69	558,910	2.32%	5.32%
2009	0.75%	6,270	109.85	688,752	2.27%	28.87%
2008	0.75%	8,118	85.24	691,977	1.83%	-46.73%
2007	0.75%	6,461	160.03	1,029,259	1.95%	2.16%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2011	0.65% to 0.75%	3,013	403.40 to 231.85	1,056,423	1.34%	-16.70% to -16.78%
2010	0.65% to 0.75%	6,142	484.27 to 278.61	2,745,691	2.49%	5.51% to 5.40%
2009	0.65% to 0.75%	4,187	459.00 to 264.34	1,674,611	2.20%	29.05% to 28.92%
2008	0.65% to 0.75%	5,304	355.68 to 205.04	1,664,155	1.76%	-46.7% to -46.75%
2007	0.65% to 0.75%	6,311	667.27 to 385.05	3,698,150	2.10%	2.23% to 2.12%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.65% to 0.75%	7,881	211.75 to 90.12	806,344	0.01%	-3.53% to -3.63%
2010	0.65% to 0.75%	9,368	219.51 to 93.52	991,481	0.09%	9.75% to 14.65%	****
2009	0.75%	3,858	81.57	314,697	0.42%	28.81%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.65% to 0.75%	1,985	$ 195.92 to $ 84.01	$213,978	1.06%	-6.44% to -6.53%
2010	0.65% to 0.75%	2,561	209.40 to 89.88	283,033	0.95%	4.70% to 12.20%	****
2009	0.75%	990	80.10	79,301	0.61%	26.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.65% to 0.75%	25,860	296.38 to 94.33	3,364,457	0.00%	-4.85% to -4.94%
2010	0.65% to 0.75%	28,475	311.48 to 99.23	3,900,865	0.00%	26.00% to 25.87%
2009	0.65% to 0.75%	34,848	247.21 to 78.84	3,950,813	0.00%	23.61% to 26.17%	****
2008	0.75%	20	62.48	1,238	0.00%	-37.52%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.75%	5,530	100.24	554,308	0.79%	-3.05%
2010	0.75%	6,521	103.39	674,203	0.98%	18.74%
2009	0.75%	21,786	87.07	1,896,975	0.80%	29.49%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.65% to 0.75%	1,591	282.19 to 139.88	250,720	0.00%	-1.29% to -1.39%
2010	0.65% to 0.75%	2,436	285.88 to 141.85	371,031	0.00%	24.64% to 24.51%
2009	0.65% to 0.75%	1,611	229.37 to 113.92	191,957	0.00%	26.64% to 26.51%
2008	0.65% to 0.75%	1,498	181.13 to 90.05	141,595	0.00%	-46.77% to -46.82%
2007	0.65% to 0.75%	1,748	340.25 to 169.33	327,040	0.00%	9.04% to 8.93%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2011	0.65% to 0.75%	9,003	327.54 to 161.55	1,728,286	0.43%	-5.78% to -5.87%
2010	0.65% to 0.75%	9,251	347.63 to 171.62	1,862,613	0.65%	25.79% to 25.66%
2009	0.65% to 0.75%	10,982	276.36 to 136.58	1,773,743	0.61%	25.59% to 25.47%
2008	0.65% to 0.75%	12,067	220.05 to 108.86	1,586,436	1.10%	-32.71% to -32.78%
2007	0.65% to 0.75%	13,823	327.02 to 161.94	2,723,747	1.19%	-7.53% to -7.62%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2011	0.65% to 0.75%	9,286	317.77 to 156.73	1,593,732	0.52%	-6.17% to -6.27%
2010	0.65% to 0.75%	10,360	338.68 to 167.21	1,893,791	0.30%	24.53% to 24.40%
2009	0.65% to 0.75%	12,855	271.97 to 134.41	1,911,054	0.29%	33.74% to 33.60%
2008	0.65% to 0.75%	13,930	203.36 to 100.60	1,585,831	0.83%	-38.59% to -38.65%
2007	0.65% to 0.75%	15,125	331.15 to 163.98	2,828,267	0.11%	1.49% to 1.39%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.65% to 0.75%	4,859	288.16 to 142.84	992,254	4.65%	4.87% to 4.76%
2010	0.65% to 0.75%	4,315	274.79 to 136.35	754,609	7.15%	9.87% to 9.76%
2009	0.65% to 0.75%	3,232	250.10 to 124.22	435,471	12.65%	23.57% to 23.45%
2008	0.65% to 0.75%	2,376	202.39 to 100.62	243,920	7.52%	-17.83% to -17.91%
2007	0.65% to 0.75%	2,058	246.3 to 122.58	279,246	4.21%	3.94% to 3.84%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2011	0.65% to 0.75%	35,499	621.97 to 328.54	15,410,589	1.69%	1.10% to 0.99%
2010	0.65% to 0.75%	39,654	615.23 to 325.31	17,128,038	1.83%	13.99% to 13.87%
2009	0.65% to 0.75%	46,496	539.74 to 285.68	17,879,039	2.42%	25.40% to 25.28%
2008	0.65% to 0.75%	52,351	430.41 to 228.04	16,102,865	1.92%	-37.7% to -37.76%
2007	0.65% to 0.75%	54,941	690.83 to 366.38	27,418,921	1.60%	4.43% to 4.32%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.75%	796	107.50	85,570	1.46%	0.54%
2010	0.75%	1,448	106.92	154,820	1.42%	1.65%
2009	0.75%	1,478	105.18	155,455	2.46%	6.31%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.65% to 0.75%	63,445	273.06 to 136.17	11,083,107	0.68%	-2.87% to -2.96%
2010	0.65% to 0.75%	70,567	281.12 to 140.33	12,872,909	0.06%	8.10% to 7.99%
2009	0.75%	134	129.95	17,413	0.13%	29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.65%	11	186.68	2,053	2.78%	-12.99%
2010	0.65%	11	214.56	2,360	1.01%	7.28%	****
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2011	0.65% to 0.75%	10,422	265.99 to 131.19	1,528,456	1.30%	-2.95% to -3.05%
2010	0.65% to 0.75%	11,827	274.07 to 135.31	1,791,944	1.56%	14.89% to 14.78%
2009	0.65% to 0.75%	14,140	238.54 to 117.89	1,946,358	1.20%	27.86% to 27.73%
2008	0.65% to 0.75%	16,577	186.57 to 92.3	1,800,612	2.08%	-37.37% to -37.44%
2007	0.65% to 0.75%	17,693	297.91 to 147.52	3,157,656	1.64%	-2.82% to -2.92%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.75%	32,348	99.65	3,223,476	0.87%	5.71%
2010	0.75%	39,197	94.27	3,695,118	2.26%	29.21%
2009	0.75%	33,122	72.96	2,416,562	2.47%	29.86%
2008	0.75%	30	56.18	1,673	1.68%	-43.82%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class IV (SAM4)
2011	0.65% to 0.75%	26,922	$ 301.85 to $ 165.16	$4,970,143	0.00%	-0.65% to -0.75%
2010	0.65% to 0.75%	26,084	303.82 to 166.41	5,029,398	0.00%	-0.65% to -0.75%
2009	0.65% to 0.75%	25,334	305.81 to 167.66	5,192,354	0.11%	-0.56% to -0.66%
2008	0.65% to 0.75%	31,515	307.52 to 168.77	6,287,592	2.02%	1.49% to 1.38%
2007	0.65% to 0.75%	22,816	303.01 to 166.47	4,577,949	4.79%	4.25% to 4.14%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.65% to 0.75%	690	292.47 to 144.97	136,169	1.42%	5.63% to 5.52%
2010	0.65% to 0.75%	1,018	276.88 to 137.38	178,078	0.00%	12.36% to 12.25%
2009	0.65% to 0.75%	1,299	246.43 to 122.39	193,470	4.64%	20.04% to 19.92%
2008	0.65% to 0.75%	2,258	205.28 to 102.06	316,727	2.13%	-40.99% to -41.05%
2007	0.65% to 0.75%	2,537	347.88 to 173.13	586,571	1.52%	4.43% to 4.33%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.65% to 0.75%	2,191	414.23 to 205.33	815,442	0.47%	-8.98% to -9.07%
2010	0.65% to 0.75%	2,678	455.11 to 225.82	1,117,199	0.50%	26.09% to 25.96%
2009	0.65% to 0.75%	2,507	360.95 to 179.27	798,619	1.11%	41.93% to 41.79%
2008	0.65% to 0.75%	2,749	254.31 to 126.44	619,243	0.76%	-35.99% to -36.06%
2007	0.65% to 0.75%	2,867	397.33 to 197.74	1,005,414	0.49%	1.04% to 0.94%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.65% to 0.75%	815	297.00 to 144.02	152,100	1.52%	2.45% to 2.34%
2010	0.65% to 0.75%	966	289.91 to 140.72	169,205	1.71%	13.41% to 13.29%
2009	0.65% to 0.75%	980	255.63 to 124.21	145,906	5.40%	17.33% to 17.21%
2008	0.65% to 0.75%	800	217.87 to 105.97	85,338	1.97%	-35.01% to -35.08%
2007	0.65% to 0.75%	818	335.24 to 163.22	137,606	1.65%	-0.72% to -0.82%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.65% to 0.75%	2,058	297.19 to 147.31	323,391	3.99%	11.02% to 10.91%
2010	0.65% to 0.75%	2,359	267.69 to 132.81	383,306	1.73%	4.44% to 4.33%
2009	0.65% to 0.75%	2,882	256.31 to 127.30	513,694	2.00%	9.50% to 9.39%
2008	0.65% to 0.75%	1,939	234.08 to 116.37	324,407	4.83%	-2.23% to -2.33%
2007	0.65% to 0.75%	1,130	239.41 to 119.15	160,063	4.41%	8.78% to 8.67%
VP International Fund - Class I (ACVI)
2011	0.65%	756	269.40	203,668	1.36%	-12.61%
2010	0.65%	730	308.28	225,043	2.44%	12.56%
2009	0.65%	710	273.88	194,456	2.45%	32.90%
2008	0.65% to 0.75%	947	206.08 to 102.36	182,664	0.84%	-45.18% to -45.24%
2007	0.65% to 0.75%	978	375.94 to 186.91	343,507	0.66%	17.29% to 17.17%
VP International Fund - Class III (ACVI3)
2008	0.75%	2,777	101.18	280,941	0.83%	-45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.75%	11,416	147.36	1,682,304	1.32%	-1.43%
2010	0.75%	13,946	149.51	2,085,035	3.08%	18.36%
2009	0.75%	715	126.31	90,314	3.93%	28.97%
2008	0.75%	451	97.94	44,194	0.06%	-24.91%
2007	0.75%	163	130.43	21,310	0.89%	-3.04%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.65% to 0.75%	758	232.71 to 115.24	174,752	0.00%	0.41% to 0.31%
2010	0.65% to 0.75%	167	231.76 to 114.88	37,301	0.64%	15.33% to 15.22%
2009	0.65% to 0.75%	195	200.95 to 99.70	38,172	0.55%	33.61% to 33.47%
2008	0.65% to 0.75%	2,843	150.4 to 74.70	226,053	0.00%	-41.86% to -41.92%
2007	0.65% to 0.75%	2,945	258.69 to 128.61	412,160	0.00%	20.23% to 20.11%
VP Value Fund - Class I (ACVV)
2009	0.65% to 0.75%	29,987	255.59 to 126.82	4,757,677	5.93%	19.09% to 18.97%
2008	0.65% to 0.75%	27,858	214.63 to 106.6	3,741,114	2.48%	-27.25% to -27.32%
2007	0.65% to 0.75%	32,191	295.03 to 146.68	5,990,655	0.53%	-5.76% to -5.85%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.75%	507	87.30	44,251	0.00%	-49.01%
2007	0.75%	716	171.21	122,644	0.00%	38.72%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.65% to 0.75%	7,172	415.10 to 204.04	1,557,315	0.62%	-0.09% to -0.19%
2010	0.65% to 0.75%	7,042	415.47 to 204.42	1,532,835	0.69%	25.01% to 24.89%
2009	0.65% to 0.75%	7,515	332.34 to 163.69	1,279,696	3.12%	24.22% to 24.09%
2008	0.65% to 0.75%	6,486	267.55 to 131.91	901,307	0.84%	-31.36% to -31.43%
2007	0.65% to 0.75%	5,485	389.80 to 192.37	1,125,206	0.35%	-0.14% to -1.3%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.65% to 0.75%	3,103	$ 288.89 to $ 143.05	$626,479	1.04%	8.31% to 8.20%
2010	0.65% to 0.75%	1,768	266.73 to 132.21	289,040	3.28%	14.57% to 14.46%
2009	0.65% to 0.75%	2,195	232.81 to 115.51	314,196	3.04%	21.76% to 21.64%
2008	0.65% to 0.75%	2,314	191.20 to 94.96	263,322	2.06%	-30.01% to -30.08%
2007	0.65% to 0.75%	2,675	273.17 to 135.81	424,780	2.13%	6.43% to 6.33%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.65% to 0.75%	250	235.66 to 116.81	53,686	0.45%	-14.40% to -14.49%
2010	0.65% to 0.75%	124	275.31 to 136.60	27,342	0.84%	30.30% to 30.17%
2009	0.65% to 0.75%	257	211.29 to 104.94	39,307	1.42%	25.22% to 25.10%
2008	0.65% to 0.75%	623	168.73 to 83.89	60,923	0.88%	-38% to -38.06%
2007	0.65% to 0.75%	591	272.14 to 135.44	92,979	0.84%	-11.64% to -11.73%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.65% to 0.75%	316	273.36 to 135.50	57,844	0.70%	-5.91% to -6.00%
2010	0.65% to 0.75%	313	290.51 to 144.15	61,657	1.13%	12.34% to 12.23%
2009	0.65% to 0.75%	312	258.60 to 128.44	55,041	1.19%	12.74% to 12.63%
2008	0.65% to 0.75%	178	229.36 to 114.03	31,690	0.33%	-29.82% to -29.9%
2007	0.65% to 0.75%	212	326.85 to 162.66	48,623	0.86%	9.16% to 9.05%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.65% to 0.75%	1,742	274.74 to 140.87	307,771	4.57%	1.61% to 1.51%
2010	0.65% to 0.75%	2,304	270.38 to 138.77	338,817	5.42%	7.80% to 7.69%
2009	0.65% to 0.75%	1,693	250.82 to 128.86	253,039	7.36%	19.65% to 19.54%
2008	0.65% to 0.75%	1,348	209.62 to 107.80	172,350	6.20%	-7.89% to -7.98%
2007	0.65% to 0.75%	1,030	227.57 to 117.15	133,130	4.24%	4.7% to 4.59%
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.65% to 0.75%	15,604	577.86 to 320.04	6,894,044	2.43%	0.32% to 0.22%
2010	0.65% to 0.75%	17,136	576.03 to 319.34	7,540,406	1.84%	14.40% to 14.29%
2009	0.65% to 0.75%	20,037	503.50 to 279.41	7,779,689	2.39%	29.36% to 29.24%
2008	0.65% to 0.75%	22,801	389.21 to 216.2	6,910,462	2.42%	-43.03% to -43.08%
2007	0.65% to 0.75%	25,431	683.14 to 379.86	13,633,756	1.75%	0.87% to 0.77%
High Income Portfolio - Initial Class (FHIP)
2011	0.65% to 0.75%	4,363	440.28 to 217.03	1,570,646	6.85%	3.36% to 3.26%
2010	0.65% to 0.75%	4,591	425.97 to 210.19	1,571,532	7.05%	13.09% to 12.97%
2009	0.65% to 0.75%	6,148	376.68 to 186.05	1,868,981	8.56%	43.03% to 42.88%
2008	0.65% to 0.75%	6,421	263.36 to 130.21	1,308,917	8.52%	-25.47% to -25.55%
2007	0.65% to 0.75%	7,417	353.37 to 174.89	2,009,193	7.45%	2.12% to 2.01%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.65% to 0.75%	5,554	515.52 to 257.31	2,179,724	1.85%	-3.19% to -3.29%
2010	0.65% to 0.75%	7,336	532.51 to 266.06	2,964,052	1.78%	13.52% to 13.41%
2009	0.65% to 0.75%	8,110	469.07 to 234.60	2,820,307	2.49%	28.28% to 28.15%
2008	0.65% to 0.75%	9,062	365.67 to 183.07	2,437,327	2.75%	-29.18% to -29.25%
2007	0.65% to 0.75%	9,266	516.34 to 258.76	3,478,695	6.02%	14.75% to 14.64%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.65% to 0.75%	41,545	544.74 to 268.67	14,703,704	1.50%	34.83% to 34.70%
2008	0.65% to 0.75%	45,450	404.02 to 199.47	11,989,117	1.00%	-42.89% to -42.94%
2007	0.65% to 0.75%	47,738	707.4 to 349.60	22,109,339	0.86%	16.83% to 16.71%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.75%	1,475	165.96	244,788	0.68%	-5.91%
2010	0.75%	1,739	176.38	306,716	0.20%	18.27%
2009	0.75%	10,193	149.13	1,520,112	0.26%	46.47%
2008	0.75%	10,899	101.82	1,109,753	0.00%	-54.75%
2007	0.75%	8,171	224.99	1,838,358	0.24%	44.55%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.75%	3,272	144.49	472,774	2.40%	0.11%
2010	0.75%	3,046	144.34	439,649	2.27%	14.23%
2009	0.75%	3,237	126.36	409,020	3.40%	29.06%
2008	0.75%	2,976	97.91	291,378	2.90%	-43.13%
2007	0.75%	2,333	172.17	401,588	2.08%	0.66%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.75%	45	128.21	5,769	1.08%	-1.03%
2010	0.75%	130	129.54	16,840	2.76%	11.89%
2009	0.75%	91	115.77	10,535	4.42%	23.23%
2008	0.75%	93	93.95	8,776	2.79%	-25.64%
2007	0.75%	99	126.34	12,562	2.28%	7.83%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.75%	133	$ 124.56	$16,566	2.29%	-3.42%
2010	0.75%	83	128.97	10,705	0.76%	15.13%
2009	0.75%	289	112.02	32,374	2.34%	30.42%
2008	0.75%	378	85.89	32,506	2.02%	-38.54%
2007	0.75%	446	139.75	62,315	2.15%	10.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.65% to 0.75%	25,421	571.77 to 291.57	9,983,908	0.35%	-0.45% to -0.54%
2010	0.65% to 0.75%	29,040	574.33 to 293.16	11,494,088	0.28%	23.37% to 23.25%
2009	0.65% to 0.75%	34,872	465.53 to 237.87	11,158,557	0.46%	27.46% to 27.33%
2008	0.65% to 0.75%	39,068	365.25 to 186.82	9,962,729	0.82%	-47.51% to -47.56%
2007	0.65% to 0.75%	41,535	695.85 to 356.27	20,255,986	0.82%	26.14% to 26.01%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.75%	2,807	146.08	410,051	0.27%	-0.61%
2010	0.75%	2,692	146.97	395,647	0.24%	23.13%
2009	0.75%	2,406	119.36	287,187	0.44%	27.19%
2008	0.75%	2,436	93.85	228,586	0.80%	-47.63%
2007	0.75%	1,883	179.19	337,481	0.57%	25.92%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.75%	3,866	122.24	472,598	7.00%	3.27%
2010	0.75%	3,518	118.37	416,437	8.87%	13.03%
2009	0.75%	3,120	104.73	326,763	8.76%	42.74%
2008	0.75%	3,201	73.37	234,856	9.28%	-25.44%
2007	0.75%	3,044	98.41	299,551	9.35%	-1.59%	****
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	0.65% to 0.75%	14,435	529.59 to 262.65	5,694,951	3.46%	6.64% to 6.53%
2010	0.65% to 0.75%	12,747	496.62 to 246.55	4,347,556	3.65%	7.11% to 7.00%
2009	0.65% to 0.75%	13,220	463.67 to 230.42	4,167,586	9.33%	14.97% to 14.86%
2008	0.65% to 0.75%	14,146	403.28 to 200.61	3,875,122	4.28%	-3.88% to -3.97%
2007	0.65% to 0.75%	16,223	419.55 to 208.91	4,687,162	4.21%	3.67% to 3.56%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.75%	355	147.61	52,400	3.18%	6.41%
2010	0.75%	378	138.72	52,435	4.29%	6.87%
2009	0.75%	387	129.79	50,230	12.10%	14.81%
2008	0.75%	513	113.05	57,992	3.52%	-4.07%
2007	0.75%	410	117.84	48,297	4.08%	3.43%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.65% to 0.75%	11,801	496.99 to 246.35	3,595,947	0.13%	-11.29% to -11.38%
2010	0.65% to 0.75%	14,945	560.27 to 277.99	4,940,750	0.30%	27.87% to 27.74%
2009	0.65% to 0.75%	14,238	438.16 to 217.62	3,667,257	0.66%	39.11% to 38.97%
2008	0.65% to 0.75%	14,481	314.98 to 156.6	2,700,803	0.36%	-39.9% to -39.96%
2007	0.65% to 0.75%	15,001	524.09 to 260.83	4,741,068	0.70%	14.73% to 14.62%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.65% to 0.75%	5,754	378.90 to 171.21	1,858,078	1.36%	-17.70% to -17.78%
2010	0.65% to 0.75%	6,206	460.39 to 208.24	2,388,692	1.17%	12.38% to 12.27%
2009	0.65% to 0.75%	11,028	409.67 to 185.48	3,951,515	2.09%	25.71% to 25.58%
2008	0.65% to 0.75%	13,407	325.88 to 147.69	3,785,699	2.59%	-44.17% to -44.23%
2007	0.65% to 0.75%	14,645	583.70 to 264.8	7,291,012	3.29%	16.55% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.75%	17,378	115.79	2,012,152	1.43%	-17.76%
2010	0.75%	16,758	140.80	2,359,488	1.34%	12.23%
2009	0.75%	30,367	125.45	3,809,687	2.59%	25.66%
2008	0.75%	28,589	99.84	2,854,329	2.84%	-44.23%
2007	0.75%	26,024	179.03	4,644,546	3.13%	16.47%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.75%	18	161.46	2,906	1.10%	-17.85%
2010	0.75%	25	196.53	4,913	1.50%	12.15%
2009	0.75%	29	175.24	5,082	2.45%	25.49%
2008	0.75%	33	139.64	4,591	2.51%	-44.28%
2007	0.75%	36	250.64	8,993	3.11%	16.33%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.75%	1,824	114.86	209,510	1.36%	-17.92%
2010	0.75%	1,636	139.94	228,939	1.82%	12.17%
2009	0.75%	1,501	124.76	187,265	2.86%	25.55%
2008	0.75%	1,475	99.37	146,543	3.03%	-44.30%
2007	0.75%	1,162	17.84	207,357	3.20%	16.34%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.65% to 0.75%	1,523	$ 359.01 to $ 177.96	$349,969	0.96%	-9.44% to -9.53%
2010	0.65% to 0.75%	1,147	396.42 to 196.70	236,997	0.45%	25.64% to 25.51%
2009	0.65% to 0.75%	1,499	315.54 to 156.72	241,910	0.57%	56.38% to 56.22%
2008	0.65% to 0.75%	1,726	201.78 to 100.32	178,743	0.70%	-51.49% to -51.54%
2007	0.65% to 0.75%	1,724	415.97 to 207.02	391,857	0.78%	4.91% to 4.81%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.65% to 0.75%	4,854	339.85 to 168.46	977,605	1.67%	5.61% to 5.50%
2010	0.65% to 0.75%	4,474	321.81 to 159.68	838,258	1.92%	20.16% to 20.04%
2009	0.65% to 0.75%	4,372	267.82 to 133.02	673,777	1.95%	16.91% to 16.79%
2008	0.65% to 0.75%	4,349	229.08 to 113.89	587,843	2.05%	-27.42% to -27.49%
2007	0.65% to 0.75%	4,655	315.61 to 157.07	858,006	2.57%	-3.05% to -3.15%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.65% to 0.75%	10,414	422.62 to 209.49	2,545,179	1.17%	-4.15% to -4.25%
2010	0.65% to 0.75%	4,002	440.92 to 218.78	971,283	0.73%	27.66% to 27.53%
2009	0.65% to 0.75%	13,961	345.39 to 171.55	2,817,418	2.10%	28.70% to 28.58%
2008	0.65% to 0.75%	14,177	268.36 to 133.42	2,251,374	1.45%	-33.31% to -33.37%
2007	0.65% to 0.75%	15,121	402.37 to 200.25	3,618,504	0.86%	-2.77% to -2.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.75%	1,254	162.31	203,532	0.56%	-16.49%
2010	0.75%	5,225	194.35	1,015,472	1.65%	16.64%
2009	0.75%	5,763	166.63	960,284	4.81%	71.34%
2008	0.75%	7,028	97.25	683,453	2.86%	-53.03%
2007	0.75%	6,159	207.02	1,275,110	0.97%	27.73%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.65% to 0.75%	1,347	370.83 to 183.82	479,314	2.06%	-11.02% to -11.11%
2010	0.65% to 0.75%	1,219	416.78 to 206.80	484,531	2.16%	7.97% to 7.86%
2009	0.65% to 0.75%	708	386.01 to 191.72	238,128	3.30%	36.45% to 36.32%
2008	0.65% to 0.75%	609	282.89 to 140.65	138,175	2.57%	-40.62% to -40.68%
2007	0.65% to 0.75%	962	476.42 to 237.1	374,511	2.56%	15.03% to 14.92%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.75%	9,050	168.39	1,523,900	6.27%	-1.57%
2010	0.75%	5,475	171.07	936,616	1.83%	13.52%
2009	0.75%	2,269	150.69	341,918	16.64%	17.80%
2008	0.75%	2,346	127.92	300,040	3.19%	5.41%
2007	0.75%	6,131	121.35	744,024	4.35%	1.02%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.75%	119	91.56	10,896	0.02%	-2.28%
2010	0.75%	135	93.69	12,649	2.28%	9.43%
2009	0.75%	138	85.62	11,815	2.50%	29.28%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.65% to 0.75%	4,123	335.89 to 168.36	1,072,925	3.30%	-0.36% to -0.46%
2010	0.65% to 0.75%	3,318	337.10 to 169.13	736,539	4.71%	4.60% to 4.50%
2009	0.65% to 0.75%	4,863	322.27 to 161.85	1,148,337	8.69%	12.59% to 12.48%
2008	0.65% to 0.75%	5,419	286.22 to 143.89	1,191,262	4.42%	-13.99% to -14.08%
2007	0.65% to 0.75%	7,983	332.78 to 167.47	2,142,559	3.31%	4.09% to 3.98%
International Portfolio - S Class Shares (AMINS)
2008	0.75%	12,547	78.02	978,954	0.00%	-46.84%
2007	0.75%	10,889	146.76	1,598,075	4.23%	2.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.65%	370	419.68	155,281	0.00%	-0.18%
2010	0.65%	151	420.42	63,483	0.00%	28.26%
2009	0.65%	69	327.78	22,617	0.00%	30.75%
2008	0.65% to 0.75%	319	250.70 to 124.64	47,833	0.00%	-43.74% to -43.79%
2007	0.65% to 0.75%	732	445.59 to 221.76	168,013	0.00%	21.73% to 21.61%
Partners Portfolio - I Class Shares (AMTP)
2011	0.65%	3,739	242.20	905,583	0.00%	-11.93%
2010	0.65%	4,371	275.01	1,202,074	0.63%	14.92%
2009	0.65%	6,144	239.31	1,470,338	2.53%	55.06%
2008	0.65% to 0.75%	9,718	154.33 to 76.35	1,293,903	0.53%	-52.7% to -52.75%
2007	0.65% to 0.75%	11,045	326.30 to 161.58	3,091,947	0.64%	8.62% to 8.51%
Regency Portfolio - S Class Shares (AMRS)
2008	0.75%	13,973	70.11	979,682	0.99%	-46.35%
2007	0.75%	12,200	130.68	1,594,301	1.00%	2.28%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.75%	126	$ 126.52	$15,941	0.00%	-1.80%
2010	0.75%	109	128.83	14,043	0.00%	18.72%
2009	0.75%	107	108.52	11,612	0.00%	21.84%
2008	0.65% to 0.75%	36	179.15 to 89.07	3,592	0.00%	-39.87% to -39.93%
2007	0.65% to 0.75%	55	297.92 to 148.27	11,947	0.00%	-0.14% to -0.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.65% to 0.75%	10,856	328.36 to 162.76	2,025,286	0.45%	-3.71% to -3.80%
2010	0.65% to 0.75%	1,637	341.00 to 169.20	285,739	0.01%	22.06% to 21.94%
2009	0.65% to 0.75%	34,993	279.37 to 138.76	5,753,948	2.37%	30.58% to 30.44%
2008	0.65% to 0.75%	34,695	213.96 to 106.37	4,379,074	2.22%	-39.84% to -39.9%
2007	0.65% to 0.75%	33,942	355.62 to 176.98	7,199,492	0.21%	6.91% to 6.8%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.65% to 0.75%	6,107	218.22 to 108.28	792,291	0.36%	43.58% to 43.44%
2008	0.65% to 0.75%	6,460	151.98 to 75.49	596,773	0.15%	-45.87% to -45.93%
2007	0.65% to 0.75%	7,280	280.78 to 139.6	1,216,975	0.30%	13.41% to 13.29%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.75%	8,628	140.01	1,207,986	1.27%	-8.95%
2010	0.75%	8,518	153.77	1,309,850	1.67%	15.11%
2009	0.75%	8,754	133.59	1,169,456	3.07%	38.65%
2008	0.75%	11,025	96.35	1,062,309	1.50%	-40.64%
2007	0.75%	8,061	162.32	1,308,423	0.96%	5.54%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.65% to 0.75%	8,428	318.24 to 157.59	2,649,978	0.21%	-8.88% to -8.97%
2010	0.65% to 0.75%	1,053	349.26 to 173.12	327,966	1.94%	15.21% to 15.10%
2009	0.65% to 0.75%	1,714	303.14 to 150.41	474,990	2.32%	38.87% to 38.73%
2008	0.65% to 0.75%	1,787	218.30 to 108.42	352,503	1.47%	-40.58% to -40.64%
2007	0.65% to 0.75%	1,812	367.36 to 182.64	583,823	1.40%	5.63% to 5.52%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.65% to 0.75%	3,342	56.44 to 28.09	96,191	8.70%	-2.51% to -2.61%
2010	0.65% to 0.75%	3,016	57.89 to 28.84	93,750	6.85%	13.94% to 13.83%
2009	0.65% to 0.75%	2,851	50.81 to 25.34	74,577	0.00%	25.93% to 25.80%
2008	0.65% to 0.75%	2,571	40.35 to 20.14	53,708	6.78%	-79.03% to -79.05%
2007	0.65% to 0.75%	4,427	192.38 to 96.13	434,159	0.00%	-3.81% to -3.87%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.65% to 0.75%	260	77.21 to 38.27	9,950	9.21%	-2.97% to -3.07%
2010	0.65% to 0.75%	284	79.57 to 39.48	11,212	9.21%	14.07% to 13.96%
2009	0.65% to 0.75%	401	69.75 to 34.65	17,228	0.00%	24.50% to 24.38%
2008	0.65% to 0.75%	494	56.03 to 27.85	15,528	9.88%	-78.81% to -78.83%
2007	0.65% to 0.75%	850	264.40 to 131.58	131,027	6.94%	-0.75% to -0.85%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.65% to 0.75%	2,395	249.35 to 123.47	398,684	0.96%	-0.66% to -0.76%
2010	0.65% to 0.75%	3,351	251.01 to 124.42	521,742	1.13%	15.36% to 15.24%
2009	0.65% to 0.75%	4,129	217.59 to 107.96	568,569	2.06%	27.45% to 27.33%
2008	0.65% to 0.75%	4,285	170.72 to 84.79	454,985	1.51%	-38.87% to -38.93%
2007	0.65% to 0.75%	4,828	279.27 to 138.85	820,611	1.30%	3.74% to 3.64%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.65% to 0.75%	1,873	402.49 to 199.51	410,417	1.44%	-2.84% to -2.94%
2010	0.65% to 0.75%	14,139	414.27 to 205.55	3,444,200	0.72%	22.61% to 22.48%
2009	0.65% to 0.75%	10,977	337.89 to 167.82	2,186,381	0.94%	36.31% to 36.17%
2008	0.65% to 0.75%	11,466	247.89 to 123.24	1,675,924	0.51%	-38.23% to -38.29%
2007	0.65% to 0.75%	11,778	401.32 to 199.73	2,808,481	0.31%	-1.85% to -1.95%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.75%	2,449	127.69	312,713	2.00%	7.71%
2010	0.75%	2,244	118.55	266,022	1.40%	8.66%
2009	0.75%	2,269	109.10	247,553	1.03%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.75%	19,287	115.25	2,222,888	1.74%	0.35%
2010	0.75%	2,516	114.85	288,959	1.60%	4.50%
2009	0.75%	3,327	109.90	365,645	1.66%	9.90%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.65% to 0.75%	974	259.62 to 128.69	125,343	1.17%	-5.26% to -5.35%
2010	0.65% to 0.75%	874	274.03 to 135.97	118,835	1.72%	13.64% to 13.52%
2009	0.75%	782	119.77	93,660	2.96%	28.84%
2008	0.65% to 0.75%	670	186.97 to 92.96	62,259	2.21%	-39.09% to -39.16%
2007	0.65% to 0.75%	733	306.99 to 152.78	112,056	1.16%	-6.65% to -6.74%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.65% to 0.75%	264	$ 278.73 to $ 138.16	$49,128	3.28%	-17.47% to -17.55%
2010	0.65% to 0.75%	243	337.73 to 167.58	51,611	3.70%	9.31% to 9.20%
2009	0.65% to 0.75%	265	308.96 to 153.45	52,639	0.00%	23.83% to 23.70%
2008	0.65% to 0.75%	268	249.51 to 124.05	42,250	2.21%	-44.31% to -44.37%
2007	0.65% to 0.75%	324	448.07 to 222.99	100,136	2.71%	7.66% to 7.55%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.65% to 0.75%	989	283.46 to 140.50	219,727	0.00%	-18.38% to -18.46%
2010	0.65% to 0.75%	510	347.29 to 172.32	103,104	1.46%	20.02% to 19.90%
2009	0.65% to 0.75%	529	289.37 to 143.72	82,292	0.98%	62.83% to 62.67%
2008	0.65% to 0.75%	524	177.71 to 88.35	46,528	0.00%	-37.44% to -37.5%
2007	0.65% to 0.75%	635	284.06 to 141.37	90,102	0.00%	4.83% to 4.73%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.65%	45	247.78	11,150	0.89%	-3.68%
2010	0.65%	46	257.24	11,833	0.48%	6.66%
2009	0.65%	75	241.18	18,089	0.43%	47.04%
2008	0.65% to 0.75%	1,028	164.02 to 81.55	94,465	0.97%	-52.08% to -52.13%
2007	0.65% to 0.75%	983	342.29 to 170.35	194,340	0.63%	0.88% to 0.78%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.65% to 0.75%	557	239.74 to 118.84	66,555	0.11%	-8.51% to -8.60%
2010	0.65% to 0.75%	1,147	262.03 to 130.02	149,524	0.86%	14.74% to 14.63%
2009	0.65% to 0.75%	1,138	228.37 to 113.43	129,423	0.71%	20.29% to 20.17%
2008	0.65% to 0.75%	1,141	189.84 to 94.38	113,816	0.00%	-42.87% to -42.92%
2007	0.65% to 0.75%	1,064	332.27 to 165.36	180,828	0.00%	11.28% to 11.17%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.65% to 0.75%	930	334.43 to 165.77	167,322	0.00%	-7.76% to -7.85%
2010	0.65% to 0.75%	935	362.56 to 179.90	181,903	0.00%	18.01% to 17.89%
2009	0.65% to 0.75%	1,104	307.23 to 152.60	180,062	0.00%	41.45% to 41.31%
2008	0.65% to 0.75%	1,213	217.2 to 107.99	143,640	0.00%	-47.37% to -47.42%
2007	0.65% to 0.75%	1,180	412.7 to 205.39	272,530	0.00%	10.12% to 10.01%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.75%	7,757	109.26	847,562	0.00%	40.73%
2008	0.75%	6,485	77.64	503,488	0.12%	-43.08%
2007	0.75%	4,816	136.40	656,911	0.10%	11.64%
Equity Income Portfolio - II (TREI2)
2009	0.75%	3,440	100.23	344,788	2.10%	24.32%
2008		3,139	80.62	253,095	2.19%	-36.74%
2007	0.75%	3,169	127.45	403,885	1.56%	2.26%
Health Sciences Portfolio - II (TRHS2)
2011	0.75%	352	115.96	40,817	0.00%	9.56%
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.75%	573	109.25	62,600	3.73%	0.55%
2007	0.75%	553	108.66	60,055	3.74%	4.43%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	0.75%	1,747	152.40	266,249	7.70%	7.33%
2010	0.75%	1,788	141.99	253,878	3.72%	5.41%
2009	0.75%	1,728	134.71	232,774	4.36%	5.19%
2008	0.75%	2,264	128.06	289,963	5.44%	2.93%
2007	0.75%	1,874	124.42	233,193	5.20%	8.99%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.65% to 0.75%	1,155	492.52 to 248.30	514,402	9.17%	7.44% to 7.33%
2010	0.65% to 0.75%	1,603	458.41 to 231.33	675,108	3.63%	5.51% to 5.40%
2009	0.65% to 0.75%	1,647	434.48 to 219.47	642,267	3.91%	5.29% to 5.19%
2008	0.65% to 0.75%	1,759	412.63 to 208.65	640,797	8.71%	2.94% to 2.83%
2007	0.65% to 0.75%	2,156	400.86 to 202.90	754,953	6.19%	9% to 8.89%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.75%	3,176	215.51	684,458	1.02%	-26.31%
2010	0.75%	3,486	292.45	1,019,497	0.68%	25.92%
2009	0.75%	3,891	232.26	903,725	0.19%	111.80%
2008	0.75%	4,388	109.66	481,203	0.00%	-65.01%
2007	0.75%	3,763	313.44	1,179,441	0.48%	36.53%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.65% to 0.75%	3,984	465.54 to 229.15	1,429,216	1.35%	-26.22% to -26.29%
2010	0.65% to 0.75%	5,561	630.97 to 310.89	2,873,470	0.66%	26.02% to 25.89%
2009	0.65% to 0.75%	6,942	500.70 to 246.95	2,903,384	0.17%	111.80% to 111.58%
2008	0.65% to 0.75%	8,548	236.41 to 116.71	1,691,768	0.00%	-65.01% to -65.04%
2007	0.65% to 0.75%	8,823	675.60 to 333.88	4,892,862	0.39%	36.72% to 36.58%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.75%	5,282	$ 299.34	$1,581,093	1.07%	-17.02%
2010	0.75%	4,775	360.73	1,722,505	0.42%	28.29%
2009	0.75%	3,089	281.19	868,582	0.21%	56.44%
2008	0.75%	2,176	179.74	391,156	0.27%	-46.50%
2007	0.75%	1,966	335.96	660,585	0.12%	44.24%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.65% to 0.75%	2,133	930.27 to 421.09	1,887,014	0.94%	-16.99% to -17.07%
2010	0.65% to 0.75%	1,623	1,120.69 to 507.79	1,690,777	0.41%	28.40% to 28.27%
2009	0.65% to 0.75%	2,226	872.82 to 395.88	1,830,812	0.27%	56.51% to 56.36%
2008	0.65% to 0.75%	2,520	557.66 to 253.19	1,316,379	0.32%	-46.47% to -46.53%
2007	0.65% to 0.75%	2,852	1041.86 to 473.49	2,685,498	0.10%	44.41% to 44.27%
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2011	0.95%	2,022	166.95	337,582	2.32%	9.23%
2010	0.95%	2,121	152.85	324,201	3.53%	13.63%
2009	0.95%	2,036	134.52	273,884	6.30%	15.67%
2008	0.95%	1,913	116.30	222,433	3.11%	-31.57%
2007	0.95%	1,453	169.95	246,918	2.27%	3.54%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2011	0.95%	1,537	168.95	259,675	7.27%	5.93%
2010	0.95%	1,565	159.50	249,615	8.95%	11.04%
2009	0.95%	1,718	143.63	246,764	6.78%	37.54%
2008	0.95%	920	104.43	96,062	7.30%	-22.69%
2007	0.95%	723	135.08	97,630	5.99%	0.98%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2011	0.95%	3,283	198.10	650,365	0.96%	-2.96%
2010	0.95%	2,985	204.15	609,376	1.17%	24.18%
2009	0.95%	2,938	164.39	482,975	2.30%	39.05%
2008	0.95%	2,759	118.23	326,186	1.43%	-42.37%
2007	0.95%	1,999	205.14	410,082	1.12%	5.13%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2011	0.95%	1,362	146.50	199,539	3.30%	6.64%
2010	0.95%	1,360	137.39	186,845	4.46%	5.49%
2009	0.95%	1,349	130.23	175,683	5.46%	4.94%
2008	0.95%	1,145	124.10	142,040	4.08%	4.23%
2007	0.95%	1,084	119.06	129,059	3.52%	5.97%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.75%	3,305	118.28	390,909	0.32%	-7.90%
2010	0.75%	28,620	128.42	3,675,388	1.46%	7.86%
2009	0.75%	18	119.06	2,143	0.00%	19.06%	****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.65% to 0.75%	1,696	176.16 to 87.06	297,969	0.00%	-0.23% to -0.33%
2010	0.65% to 0.75%	1,637	176.56 to 87.34	288,673	0.00%	34.66% to 34.53%
2009	0.65% to 0.75%	1,750	131.11 to 64.92	229,048	0.00%	39.39% to 39.26%
2008	0.65% to 0.75%	14,620	94.06 to 46.62	772,975	0.00%	-44.72% to -44.77%
2007	0.65% to 0.75%	16,278	170.14 to 84.42	1,555,322	0.00%	21.53% to 21.41%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.65%	360	282.11	101,558	0.12%	-6.13%
2010	0.65%	355	300.53	106,688	0.78%	22.95%
2009	0.65%	385	244.42	94,103	0.00%	46.78%
2008	0.65% to 0.75%	6,287	166.52 to 82.54	551,933	1.91%	-40.49% to -40.55%
2007	0.65% to 0.75%	6,666	279.81 to 138.83	977,617	0.61%	5.94% to 5.83%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.75%	1,620	156.51	253,544	0.00%	-5.31%
2010	0.75%	23	165.28	3,801	0.00%	25.83%
2009	0.75%	797	131.36	104,692	0.00%	31.36%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.75%	135	122.06	16,479	1.25%	7.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	0.65%	127	243.45	30,919	8.46%	7.06%
2009	0.65%	73	227.41	16,601	4.77%	13.70%	****
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2009	0.75%	19	110.73	2,104	3.03%	13.86%
2008	0.65% to 0.75%	17	195.62 to 97.25	1,691	1.81%	-34.22% to -34.29%
2007	0.65% to 0.75%	16	297.39 to 148.00	2,302	0.61%	-10.25% to -10.34%
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.65%	149	381.84	56,894	3.78%	7.31%
2008	0.65% to 0.75%	208	355.83 to 176.91	74,031	2.53%	-33.37% to -33.44%
2007	0.65% to 0.75%	531	534.08 to 265.8	283,431	3.45%	19.65% to 19.53%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2009	0.75%	664	$ 155.94	$103,542	4.36%	7.17%
2008	0.75%	672	145.50	97,847	3.27%	-33.40%
2007	0.75%	667	218.48	145,806	2.49%	19.49%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2009	0.75%	8	133.45	1,068	0.00%	33.45%	****
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.65% to 0.75%	2,889	359.50 to 227.22	867,064	2.73%	-26.04% to -26.11%
2007	0.65% to 0.75%	3,612	486.07 to 307.54	1,426,873	2.19%	3.97% to 3.86%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2009	0.65%	11	281.97	3,102	1.17%	21.76%
2008	0.65% to 0.75%	111	231.58 to 115.14	14,124	0.69%	-36.65% to -36.72%
2007	0.65% to 0.75%	95	365.59 to 181.94	19,254	0.49%	5.44% to 5.34%
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.65% to 0.75%	143	292.03 to 145.05	41,320	0.00%	30.90% to 30.77%
2008	0.65% to 0.75%	147	223.1 to 110.92	32,551	0.00%	-46.62% to -46.68%
2007	0.65% to 0.75%	145	417.96 to 208.01	59,880	0.00%	-1.7% to -1.8%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2009	0.75%	101	106.18	10,724	0.00%	30.95%
2008	0.75%	85	81.08	6,911	0.00%	-46.62%
2007	0.75%	86	151.88	13,024	0.00%	-1.86%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.65% to 0.75%	447	291.84 to 144.95	116,792	0.30%	18.39% to 18.27%
2008	0.65% to 0.75%	563	246.51 to 122.56	125,543	0.31%	-25.7% to -25.77%
2007	0.65% to 0.75%	735	331.78 to 165.12	225,208	0.06%	12.42% to 12.31%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.75%	956	107.02	102,310	0.35%	18.22%
2008	0.75%	1,005	90.52	90,967	0.29%	-25.79%
2007	0.75%	1,495	121.98	178,749	0.04%	12.38%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.65% to 0.75%	9,203	439.94 to 278.05	3,232,475	0.00%	-46.45% to -46.51%
2007	0.65% to 0.75%	9,652	821.58 to 519.78	6,384,258	0.00%	8.33% to 8.22%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.65% to 0.75%	411	290.18 to 144.13	111,379	0.00%	51.48% to 51.33%
2008	0.65% to 0.75%	446	191.57 to 95.24	79,642	0.00%	-48.9% to -48.96%
2007	0.65% to 0.75%	454	374.92 to 186.59	152,415	0.00%	19.31% to 19.19%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.75%	1,201	109.30	131,270	0.00%	51.31%
2008	0.75%	1,266	72.24	91,429	0.00%	-48.97%
2007	0.75%	1,185	141.56	162,309	0.00%	19.28%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.65% to 0.75%	1,750	291.54 to 144.80	285,974	0.00%	25.02% to 24.90%
2008	0.65% to 0.75%	2,091	233.19 to 115.93	274,015	0.00%	-41.67% to -41.73%
2007	0.65% to 0.75%	1,859	399.79 to 198.96	423,813	0.00%	21.69% to 21.57%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1(obsolete) (VWRER)
2008	0.75%	2,304	89.83	207,011	5.67%	-55.44%
2007	0.75%	2,922	201.61	589,176	1.05%	0.19%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.65% to 0.75%	1,632	246.68 to 122.03	293,822	5.44%	-55.41% to -55.45%
2007	0.65% to 0.75%	1,969	553.20 to 273.94	782,914	1.09%	0.23% to 0.13%

2011	Contract owners equity:			$154,369,686
2010	Contract owners equity:			$174,245,719
2009	Attributable to Nationwide Life and Annuity Insurance Company:			233,229
2009	Contract owners equity:			$169,679,323
2008	Attributable to Nationwide Life and Annuity Insurance Company:			167,962
2008	Contract owners equity:			$140,907,420
2007	Attributable to Nationwide Life and Annuity Insurance Company:			342,374
2007	Contract owners equity:			$241,161,794

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.